UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Brian C. Janssen

The American Funds Tax-Exempt Series II

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2020

Invest in
municipal bonds
for tax-advantaged
income

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2019 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2019 (as supplemented to date):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime[1]	expense ratios[2]

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.53%	0.69%	1.09%	0.59%
Limited Term Tax-Exempt Bond Fund of America	2.03	1.40	2.50	0.62

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	3.15	2.57	4.03	0.54
American High-Income Municipal Bond Fund	4.80	4.13	5.83	0.70
The Tax-Exempt Fund of California	3.26	2.62	4.55	0.61
American Funds Tax-Exempt Fund of New York	2.99	2.29	3.44	0.67 [3]

[1]	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
[2]	Restated to reflect current fees.
[3]	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.64% as of the prospectus dated October 1, 2019.

For other share class results, visit capitalgroup.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2020, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

A summary of each fund’s 30-day yield can be found on page 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Funds’ 30-day yields
2	Results at a glance
Investment portfolios
3	American Funds Short-Term Tax-Exempt Bond Fund
10	Limited Term Tax-Exempt Bond Fund of America
17	The Tax-Exempt Bond Fund of America
36	American High-Income Municipal Bond Fund
54	The Tax-Exempt Fund of California
70	American Funds Tax-Exempt Fund of New York
78	Financial statements

Fellow investors:

Shown in the following tables are the 30-day yields and 12-month distribution rates as of February 29, 2020, as well as the results for the six months ended January 31, 2020, for the six American Funds tax-exempt municipal bond funds. Also shown are the results of the funds’ primary benchmarks and peer groups. For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/mutual-funds.html.

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 29, 2020. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC	12-month
Class A shares	30-day yield	distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.60%	1.41%
Limited Term Tax-Exempt Bond Fund of America	0.78	1.72

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.17	2.42
American High-Income Municipal Bond Fund	1.85	3.13
The Tax-Exempt Fund of California	0.76	2.40
American Funds Tax-Exempt Fund of New York	0.96 *	2.30

*	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 0.97% with the fund’s reimbursement.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/ higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	1

Results at a glance

For periods ended January 31, 2020, with distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.09%	3.21%	1.20%	1.37%	1.43%
Bloomberg Barclays Municipal Short 1–5 Years Index	1.29	3.78	1.65	1.81	1.91
Lipper Short Municipal Debt Funds Average	1.01	2.83	1.13	1.21	1.32

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.84	5.07	1.92	2.79	3.84
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	2.02	5.59	2.36	2.92	4.11
Lipper Short-Intermediate Municipal Debt Funds Average	1.81	4.86	1.79	2.23	3.43

The Tax-Exempt Bond Fund of America (Class A shares)	3.09	8.25	3.39	4.54	6.37
Bloomberg Barclays Municipal Bond Index	3.33	8.65	3.53	4.47	—	†
Lipper General & Insured Municipal Debt Funds Average	3.38	8.92	3.35	4.40	6.19

American High-Income Municipal Bond Fund (Class A shares)	3.91	10.14	4.93	6.31	5.64
Bloomberg Barclays Municipal Bond Index	3.33	8.65	3.53	4.47	5.35
Bloomberg Barclays High Yield Municipal Bond Index	5.66	12.65	6.07	7.25	—	†
Lipper High Yield Municipal Debt Funds Average	4.18	10.55	4.67	5.81	5.18

The Tax-Exempt Fund of California (Class A shares)	3.15	8.54	3.45	5.05	5.49
Bloomberg Barclays California Municipal Index	3.38	8.89	3.53	4.97	—	†
Lipper California Municipal Debt Funds Average	3.58	9.39	3.58	5.00	5.53

American Funds Tax-Exempt Fund of New York (Class A shares)	3.05	8.30	3.08	—	4.04
Bloomberg Barclays New York Municipal Index	3.03	8.20	3.38	—	3.99
Lipper New York Municipal Debt Funds Average	3.32	8.86	3.34	—	3.81

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

2	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 88.06%	Principal amount (000)	Value (000)
Alabama 0.88%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$5,500	$5,866
Other securities		4,882
		10,748

Colorado 1.97%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	6,265	6,939
Other securities		17,080
		24,019

Connecticut 2.17%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	818
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T-2, 1.65% 2029 (put 2020)[1]	500	500
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	1,000	1,020
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	2,290	2,297
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	3,750	3,808
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[1]	3,825	3,889
Other securities		14,182
		26,514

Florida 5.46%
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2020	1,000	1,026
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2023	1,100	1,253
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	1,250	1,424
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	1,300	1,526
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	2,125	2,563
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2026	1,415	1,745
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2027	1,850	2,322
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	1,000	1,233
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,065
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	5,000	5,881
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	5,215	5,777
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	4,650	4,965
Other securities		35,853
		66,633

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 1.87%
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[1]	$6,470	$6,561
Other securities		16,247
		22,808

Illinois 5.72%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,310	6,389
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,230	3,235
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2023	1,000	1,118
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2021	1,545	1,649
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	1,180	1,249
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,484
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)[2]	5,625	5,664
Other securities		47,968
		69,756

Indiana 1.02%
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2025	5,000	5,888
Other securities		6,538
		12,426

Iowa 0.46%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	4,960	5,267
Other securities		366
		5,633

Kentucky 0.62%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	4,825	4,876
Other securities		2,742
		7,618

Louisiana 0.96%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,705	4,925
Other securities		6,780
		11,705

Michigan 2.11%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	520	547
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	945	1,003
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,080	3,288
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,460	2,677
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	6,775	7,493
Other securities		10,727
		25,735

Minnesota 2.21%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	4,505	4,985
Other securities		21,929
		26,914

Missouri 1.34%
City of Kirkwood, Industrial Dev. Auth., Retirement Community Rev. Bonds (Aberdeen Heights Project), Series 2010-A, 8.25% 2039 (preref. 2020)	11,000	11,222
Other securities		5,145
		16,367

4	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Montana 0.66%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2037 (put 2023)[2]	$4,980	$4,975
Other securities		3,041
		8,016

Nevada 1.38%
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-C, 1.20% 2051 (put 2020)	6,725	6,726
Other securities		10,094
		16,820

New Jersey 2.39%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	5,510	6,160
Other securities		22,993
		29,153

New York 6.17%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,062
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[2]	4,000	4,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[2]	6,250	6,251
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[2]	4,000	4,011
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,251
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,125	1,219
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2020, Series 2002-1, 5.00% 2021	3,500	3,751
Other securities		48,742
		75,290

North Carolina 3.06%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	6,225	6,567
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2020	1,500	1,515
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2020	3,835	3,875
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2021	1,000	1,042
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	3,525	3,561
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	4,870	5,255
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2021	5,000	5,231
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)[2]	5,030	5,039
Other securities		5,187
		37,272

Oregon 1.75%
Housing and Community Services Dept., Housing Dev. Rev. Bonds (SHA RAD Group II Apartment Projects), Series 2019-P, 1.45% 2023 (put 2022)	2,115	2,129
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Henry Apartments Project), Series 2018-J, 2.20% 2021 (put 2020)	7,075	7,130
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,955	2,114
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,270	2,554
Other securities		7,445
		21,372

American Funds Tax-Exempt Funds	5

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.94%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	$875	$913
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	3,360	3,473
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	465	485
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	555	582
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,230	3,460
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,175	1,240
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	1,465	1,618
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	5,000	5,093
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2025 (preref. 2021)	1,165	1,253
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2027 (preref. 2021)	2,380	2,560
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	1,000	1,075
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	480	516
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.92% 2021[2]	1,100	1,110
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	2,000	2,104
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 1.44% 2021[2]	3,000	3,006
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2025	500	611
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2026	400	501
Other securities		18,465
		48,065

South Carolina 1.64%
City of Charleston, Waterworks and Sewer System Capital Improvement Bonds, Series 2006-B, 1.521% 2035 (put 2022)[2]	5,000	5,007
Other securities		14,978
		19,985

Texas 16.53%
City of Dallas, Housing Fin. Corp., Multi Family Rev. Bonds (Palladium Redbird), Series 2019, 1.50% 2023 (put 2022)	6,000	6,038
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	3,910	4,737
G.O. Bonds, College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,490
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-B, 5.00% 2021	1,830	1,943
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	1,000	1,062
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,000	1,062
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	6,035	6,057
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	3,000	3,205
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	2,965	3,152
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.515% 2034 (put 2021)[2]	5,650	5,656
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	5,410	5,472
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	5,000	5,318
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	1,145	1,176
Other securities		153,327
		201,695

6	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Washington 3.61%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2045 (put 2023)[2]	$6,150	$6,152
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2021	5,000	5,324
G.O. Bonds, Series 2010-E, 5.00% 2022 (preref. 2020)	1,035	1,035
G.O. Bonds, Series 2011-B, 5.25% 2036 (preref. 2021)	2,030	2,118
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	990	1,007
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,311
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	1,300	1,403
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	500	521
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-E, 5.25% 2022	3,125	3,397
Other securities		17,819
		44,087

Wisconsin 2.46%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,462
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,655
Other securities		18,860
		29,977

Other states & U.S. territories 17.68%
Other securities		215,985

Total bonds, notes & other debt instruments (cost: $1,059,627,000)		1,074,593

Short-term securities 15.13%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.20% 2048[2]	18,500	18,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 2044[2]	3,500	3,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[2]	6,500	6,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[2]	1,000	1,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 2042[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 1.20% 2030[2]	1,200	1,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[2]	5,500	5,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 2030[2]	1,400	1,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 1.20% 2035[2]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[2]	12,000	12,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-A, 4.00% 2/3/2020	1,500	1,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	2,020	2,217
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	2,920	3,086
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[2]	4,000	4,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[2]	12,860	12,860
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[2]	18,620	18,620

American Funds Tax-Exempt Funds	7

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds,
Series 2003, Bank of America LOC, 1.22% 2033[2]	$6,950	$6,950
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	11,545	11,741
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper,
Series 2020, 1.00% 5/19/2020	2,000	2,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper,
Series 2020, 1.20% 2/6/2020	4,500	4,500
State of Texas, County of York, Natural Rural Utilities Corp., Pollution Control Rev. IAM
Commercial Paper, Series 2000, 1.27% 2/3/2020	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[3]	1,000	1,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[3]	6,000	6,000
Other securities		38,565

Total short-term securities (cost: $184,578,000)		184,639
Total investment securities 103.19% (cost: $1,244,205,000)		1,259,232
Other assets less liabilities (3.19)%		(38,933)

Net assets 100.00%		$1,220,299

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $6,617,000, which represented .54% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

8	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Futures contracts

								Unrealized
				Notional		Value at		appreciation
		Number of		amount	[4]	1/31/2020	[5]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	506	April 2020	$101,200		$109,478		$428
5 Year U.S. Treasury Note Futures	Long	522	April 2020	52,200		62,807		779
								$1,207

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	9

Limited Term Tax-Exempt Bond Fund of America	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 86.34%	Principal amount (000)	Value (000)
Alabama 0.89%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$12,620	$13,461
Other securities		27,488
		40,949

California 3.77%
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,700	13,061
Other securities		160,390
		173,451

Colorado 3.13%
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	15,000	18,575
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2032	10,000	12,613
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	12,505	13,792
Other securities		99,296
		144,276

Connecticut 1.92%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	14,355	14,400
Other securities		73,851
		88,251

Florida 5.36%
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	15,000	19,302
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,440	17,104
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,389
Other securities		198,095
		246,890

Georgia 2.68%
G.O. Bonds, Series 2019-A, 5.00% 2028	11,000	14,490
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	16,437
Other securities		92,421
		123,348

10	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Illinois 9.76%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	$1,000	$1,013
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,663
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,215
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	5,006
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	13,304
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,957
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	2,940	2,945
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	397
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,275
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,230
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,914
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,516
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	504
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	214
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	619
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,207
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,324
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,215
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	4,865	5,399
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	800	807
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,198
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[1]	2,275	2,279
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,477
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,731
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,651
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	950	1,136
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,215	1,496
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,885
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,811
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,742
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	11,224
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,229
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,413
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,158
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	854
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,403
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,782
G.O. Bonds, Series 2013, 5.00% 2022	1,310	1,413
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,716
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,885	10,154
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	20,015	21,197
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,500	6,260
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	3,000	3,054
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	13,235	14,040
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2028	11,035	14,077
Other securities		260,108
		449,212

Massachusetts 2.54%
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,237
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,601
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,230
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,884
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,535
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,612
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	3,000
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,230

American Funds Tax-Exempt Funds	11

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	$1,855	$1,936
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2023	6,725	7,655
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	3,130	3,311
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,964
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,891
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,335
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,534
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,420
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,421
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2025	1,500	1,796
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2021	575	607
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2022	400	437
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2023	425	480
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2024	350	408
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,395	1,471
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,020	1,076
Other securities		68,054
		117,125

Michigan 2.99%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	750	789
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	635	677
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,040	14,897
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,660	2,840
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,090	4,451
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,960	18,758
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	7,735	8,636
Other securities		86,574
		137,622

Minnesota 1.16%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	12,935	14,313
Other securities		39,086
		53,399

Nevada 1.39%
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	14,035	14,046
Other securities		50,077
		64,123

New York 5.77%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,658
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,682
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,351
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,935
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	7,750	7,755
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,766
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	5,500	5,501

12	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[1]	$1,400	$1,404
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	11,605	12,826
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	2,420	2,570
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	1,500	1,713
New York City G.O. Bonds, Fiscal 2014, Series 2014-I-1, 5.00% 2021	1,445	1,509
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	4,300	5,428
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2022	1,140	1,264
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,200	1,300
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Fiscal 2003, Series 2003-B, 5.00% 2022	1,750	1,822
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2003-A-1, 5.00% 2022	1,305	1,400
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2020, Series 2002-1, 5.00% 2021	13,445	14,410
Other securities		165,080
		265,591

North Carolina 1.43%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	13,835	14,595
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	14,110	14,252
Other securities		37,018
		65,865

Pennsylvania 4.71%
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,453
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,654
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,993
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,772
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,120
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	4,009
Other securities		184,640
		216,641

Texas 11.42%
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	12,505	12,550
Other securities		513,136
		525,686

Virginia 1.50%
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,378
Other securities		54,719
		69,097

Washington 2.76%
G.O. Bonds, Series 2010-E, 5.00% 2022 (preref. 2020)	5	5
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,423
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,299
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,518
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	4,680	4,760
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,205	12,474

American Funds Tax-Exempt Funds	13

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	$1,595	$1,721
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2026	2,500	3,092
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2022	2,750	2,967
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2026	2,500	3,092
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	15,100	15,123
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	1,120	1,166
Other securities		64,169
		126,809

Wisconsin 2.88%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	14,008
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,079
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2054 (put 2023)[1]	5,200	5,231
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 1.59% 2054 (put 2024)[1]	4,000	4,042
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,443
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-5, 5.00% 2033 (put 2024)	4,565	5,383
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2019-A, 5.00% 2021	2,435	2,610
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,003
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,212
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,205
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,898
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,015	20,089
Other securities		52,359
		132,562

Other states & U.S. territories 20.28%
Other securities		933,677

Total bonds, notes & other debt instruments (cost: $3,841,828,000)		3,974,574

Short-term securities 15.95%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 2025[1]	14,000	14,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 1.18% 2033[1]	5,000	5,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.45% 2023 (put 2020)[2,3]	18,600	18,600
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.18% 2047[1]	12,500	12,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[1]	10,885	10,885
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[1]	5,120	5,120
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.19% 2022[1]	23,470	23,470
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[1]	1,500	1,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[1]	3,490	3,490

14	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[1]	$27,500	$27,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[1]	52,000	52,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[1]	9,650	9,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 1.20% 2030[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[1]	3,050	3,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[1]	12,750	12,750
State of New Hampshire, National Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Emerald Renewable Diesel LLC Project), Series 2019, AMT, 2.00% 2049 (put 2020)[2,3]	15,200	15,257
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	2,000	2,022
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	1,750	1,905
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	13,070	14,343
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	4,000	4,047
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	18,765	19,829
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 2035[1]	16,315	16,315
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[1]	46,345	46,345
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[1]	10,000	10,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 1.18% 2044[1]	2,500	2,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[1]	12,000	12,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[1]	7,150	7,150
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[1]	24,000	24,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 2045[1]	3,000	3,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.13% 2052[1]	23,780	23,780
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)[2]	10,950	10,954
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)[2]	15,255	15,255
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.15% 2048[1]	47,875	47,875
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.19% 2024[1]	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.19% 6/1/2020[1]	14,800	14,800
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 1.17% 2038[1]	24,595	24,595
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[2]	11,500	11,500
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[2]	4,000	4,000

American Funds Tax-Exempt Funds	15

Limited Term Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.19% 2044[1]	$15,000	$15,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, AMT, 1.24% 2044[1]	17,850	17,850
Other securities		163,521

Total short-term securities (cost: $733,760,000)		734,358
Total investment securities 102.29% (cost: $4,575,588,000)		4,708,932
Other assets less liabilities (2.29)%		(105,428)

Net assets 100.00%		$4,603,504

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

								Unrealized
								appreciation
				Notional		Value at		(depreciation)
		Number of		amount	[4]	1/31/2020	[5]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	1,673	April 2020	$334,600		$361,969		$1,358
5 Year U.S. Treasury Note Futures	Long	2,438	April 2020	243,800		293,341		3,637
10 Year Ultra U.S. Treasury Note Futures	Short	201	March 2020	(20,100)		(29,277)		(724)
								$4,271

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	For short-term securities, the mandatory put date is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,400,000, which represented 1.07% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

16	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.16%	Principal amount (000)	Value (000)
Alabama 1.07%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$38,750	$41,332
Other securities		220,581
		261,913

California 6.21%
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	39,545	56,349
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	36,640	57,599
Other securities		1,402,644
		1,516,592

Colorado 2.34%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,152
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023 (escrowed to maturity)	2,000	2,269
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2026 (preref. 2025)	100	121
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	2,190	2,653
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	3,250	3,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,600	1,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	3,029
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	5,500	6,663
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	4,427
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033	6,910	8,841
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,020	2,584
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	6,175	6,759
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	29,780	32,597
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,485	2,870

American Funds Tax-Exempt Funds	17

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	$3,130	$3,719
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	7,752
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	11,855	14,422
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	22,500	27,469
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 2033	12,000	13,615
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	3,800	3,955
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027 (preref. 2022)	1,000	1,109
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, (1-month USD-LIBOR + 1.25%) 2.46% 2039 (put 2020)[1]	5,000	5,010
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	2,000	2,224
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	1,050	1,236
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[2]	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[2]	2,665	1,758
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021 (escrowed to maturity)	235	246
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2024	270	291
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2023	610	646
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2028	305	364
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	500	579
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2025	565	638
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	8,765	9,517
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	1,050	1,207
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,010	4,628
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2022	470	518
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,065	1,243
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	4,010
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,187
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2036	5,750	6,741
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2037	4,000	4,663
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2038	5,800	6,743
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2032	4,000	5,281
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 2040	29,570	34,206
Other securities		305,286
		570,784

18	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Florida 6.45%
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2044	$32,000	$39,945
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	38,000	43,464
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	49,670	56,154
Other securities		1,437,245
		1,576,808

Georgia 2.59%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2039	30,530	38,888
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	73,560	86,420
Other securities		506,544
		631,852

Illinois 12.94%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,137
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2010, 5.00% 2021	5,750	5,999
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	4,153
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	5,200	5,265
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	11,040	12,137
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,345
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	15,094
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,477
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,199
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,509
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	8,203
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	50	53
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	5,000	5,624
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,664
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	21,050	27,326
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2020	2,000	2,053
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	6,000	7,008
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,695	4,638
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	3,000	3,490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[3]	13,115	17,126
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2020	5,865	6,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	3,000	3,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	7,070	8,421
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	4,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	10,000	11,960
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,000	13,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,300	1,373

American Funds Tax-Exempt Funds	19

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	$4,000	$4,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	11,838
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,000	2,355
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	20,000	23,061
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 4.00% 2020	2,250	2,292
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,776
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,573
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,810
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	3,500	4,381
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,238
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,469
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,462
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,140	1,371
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,199
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2020	1,520	1,561
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	6,000	6,683
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	13,455	16,840
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	8,714
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,441
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	2,000	2,243
City of Chicago, G.O. Bonds, Series 2007-C, National insured, 5.00% 2029	890	892
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	2,000	2,313
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2033	3,000	3,486
City of Chicago, G.O. Bonds, Series 2019-A, 5.00% 2044	5,000	5,876
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	2,000	2,507
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,320	1,407
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2026	1,795	2,068
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2034	3,675	4,267
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	825	903
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,490	6,174
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	5,755	7,091
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	3,000	3,681
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	20,000	24,726
City of Chicago, G.O. Rev. Ref. Bonds, Series 2008-C, 5.00% 2034	1,120	1,122
City of Chicago, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	4,750	4,759
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	5,020	5,630
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,000	4,589
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	2,000	2,340

20	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	$4,730	$5,374
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	5,000	5,736
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	5,000	5,856
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	8,000	9,689
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	11,450	14,087
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	4,000	4,984
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	35,025	42,843
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	3,185	3,032
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	7,175	5,271
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,285	2,175
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	2,625	2,446
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,240	4,123
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	2,938
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	9,815	10,628
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	21,945	27,068
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	33,585	39,044
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	8,217
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	192
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	20	18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,529
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	3,345	2,812
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	800	1,014
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,034
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,183
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,841
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,241
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,156
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,144
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,848
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,410
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,269
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,121
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	111
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	24,174
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,949
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	9,022
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	10,640
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,557
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	1,750	1,980
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,161
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	10,275	12,259
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,593
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 2020	625	638

American Funds Tax-Exempt Funds	21

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	$965	$1,061
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	583
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,443
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,873
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	23,566
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2039	7,500	8,465
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,365
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	920	946
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	738
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	978
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	950
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	4,001
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	5,455	6,672
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	1,000	1,217
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,000	1,141
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,147
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	50	50
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030	3,000	3,643
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042 (preref. 2022)	5,315	5,818
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,173
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,920	5,289
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	30	33
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	4,257
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,998
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	3,120
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	6,144
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	6,125
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,804
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	10,109
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	3,276
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,508
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	4,315
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,493
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	9,228
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,344
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	7,080	8,758
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,005	6,177
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	6,157
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	6,139
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	10,023
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	855
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	10,000	10,597
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,215
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,208
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,387
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,577
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,199
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	4,149
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027	925	1,128
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	1,480	1,797
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,631
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,100	6,144

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	$3,000	$3,599
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,989
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	10,734
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,568
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	6,710	7,955
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	7,000	8,271
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,225	2,247
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	695	701
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2024	245	275
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2025	760	872
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2030	1,180	1,332
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,514
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 2022	390	405
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,632
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,614
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	39,370	45,278
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037	11,520	12,638
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038	6,140	6,718
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,451
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,901
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,683
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,817
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,921
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,264
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	8,510
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	9,600	10,655
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	2,275	2,456
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 2039	4,000	4,062
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 2028	2,450	2,947
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	855	863
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,760
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	5,000	6,063
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,927
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,165	1,393
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,125	1,340
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[1]	1,775	1,778
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	17,970	19,896
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	730	870
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	6,251
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,489
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	9,410
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,692
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	3,060
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,305
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	1,145	1,382
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,047
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,887
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,911
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	7,825	8,992
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	3,022
Fin. Auth., Rev. Bonds (The Admiral at the Lake Project), Series 2010-A, 8.00% 2046 (preref. 2020)	3,500	3,568
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	30,732

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	$725	$778
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,983
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 5.00% 2035	5,150	6,161
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2034	8,780	11,339
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	8,989
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2037	8,000	10,238
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	8,500	10,014
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,793
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,900	7,209
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,366
Fin. Auth., Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2012-A, 5.00% 2042 (preref. 2021)	7,500	8,046
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2027	1,095	1,255
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	1,000	1,107
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2028	1,860	2,278
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2040	1,275	1,375
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	683
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	8,339
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,214
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 1.71% 2034 (put 2022)[1]	31,825	31,920
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,262
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,665
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,086
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	1,765	1,793
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	9,475	9,608
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,400
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	4,126
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	4,113
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,600	3,043
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	30,871
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	14,171
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,065
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,745
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	12,292
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	786
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,917
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,121
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,601
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,715
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,369
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC – University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,369
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,235	2,267

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	$1,265	$1,266
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	40,015	42,243
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031 (preref. 2021)	1,000	1,067
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	12,500	13,364
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	320	321
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,055
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	980	1,049
G.O. Bonds, Series 2014, 5.00% 2020	5,540	5,540
G.O. Bonds, Series 2014, 5.00% 2021	1,415	1,465
G.O. Bonds, Series 2014, 5.00% 2024	2,000	2,236
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,856
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,795	3,152
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,250
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	5,100	5,598
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,675
G.O. Bonds, Series 2016, 5.00% 2033	7,200	8,381
G.O. Bonds, Series 2016, 5.00% 2034	1,925	2,237
G.O. Bonds, Series 2016, 5.00% 2037	7,500	8,652
G.O. Bonds, Series 2016, 5.00% 2038	14,000	16,114
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,897
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,259
G.O. Bonds, Series 2017-A, 5.00% 2023	3,000	3,353
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	13,567
G.O. Bonds, Series 2017-C, 5.00% 2029	18,250	21,729
G.O. Bonds, Series 2017-D, 5.00% 2022	20	22
G.O. Bonds, Series 2017-D, 5.00% 2023	10,270	11,428
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,150	4,263
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	37,530	39,745
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	8,000	9,105
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	35,355	41,872
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	13,470	16,134
G.O. Bonds, Series 2018-A, 5.00% 2020	6,000	6,054
G.O. Bonds, Series 2018-B, 5.00% 2025	5,000	5,778
G.O. Bonds, Series 2019-B, 4.00% 2038	2,000	2,211
G.O. Rev. Ref. Bonds, Series 2007, 5.25% 2021	2,415	2,499
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,424
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	5,000	5,091
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,540	4,893
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	5,220	5,282
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	2,105	2,105
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	8,250	9,876
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,279
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	1,320	1,540
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	4,166
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,630
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	6,000	7,365
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	2,565	3,079
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,880
Other securities		1,308,441
		3,162,246

Kansas 0.65%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,740	53,196
Other securities		106,567
		159,763

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 1.35%
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	$51,335	$72,703
Other securities		256,772
		329,475

Michigan 4.21%
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	2,500	3,143
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,249
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,245
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	4,302
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2030 (preref. 2022)	5,000	5,467
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	924
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,525
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,804
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	32,480	37,237
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	24,984
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	3,138
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	5,008
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	6,224
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	32,440	36,113
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-1, 5.00% 2048	6,560	8,155
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 5.00% 2044 (put 2025)	5,000	5,921
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-MI-A, 4.00% 2049	7,500	8,572
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	3,390	3,643
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	15,010	17,372
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	8,315	9,091
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 4.00% 2035	3,595	4,026
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	5,284
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	1,500	1,834
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,879
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2019-A, 5.00% 2048	2,500	3,083
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, (1-month USD-LIBOR x 0.68 + 0.40%) 1.522% 2030 (put 2021)[1]	13,965	13,991
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 1.872% 2038 (put 2020)[1]	6,000	6,008
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	8,450	9,648
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,747
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	1,000	1,127
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,129
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,315
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,529
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,754
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,747
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,743

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	$1,000	$1,139
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,400
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	6,050	6,512
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,085
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,738
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,681
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,592
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	3,009
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,514
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,508
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,633
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	33,565	36,529
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	44,000	55,095
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	40,000	49,796
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	8,180	8,269
Other securities		578,615
		1,029,076

Mississippi 0.33%
Business Fin. Corp. Rev. Bonds (Mississippi Power Co. Project), Series 2010, 2.75% 2040 (put 2021)	2,750	2,800
Other securities		77,395
		80,195

Nevada 1.52%
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	34,565	42,332
Other securities		328,722
		371,054

New Jersey 2.03%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	37,470	41,887
Other securities		453,565
		495,452

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 7.54%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	$41,405	$47,542
Dormitory Auth., Mental Health Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	5,000	5,113
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	650	694
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	1,000	1,181
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2033	7,500	8,823
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	500	579
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	3,250	3,749
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	1,000	1,255
Dormitory Auth., Rev. Bonds (New York University), Series 1998-A, National insured, 5.75% 2027	9,710	11,760
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2031	1,000	1,301
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2036	1,500	1,918
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2038	2,000	2,537
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	11,000	11,564
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2036	650	750
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[3]	500	578
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2038	1,070	1,250
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2043	1,200	1,382
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	2,625	2,995
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai Hospital Obligated Group), Series 2010-A, 5.00% 2026 (preref. 2020)	1,250	1,271
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,130
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, BAM insured, 5.00% 2026	1,000	1,256
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2022	5,000	5,545
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,403
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, Group A, 5.00% 2024	5,000	5,840
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,151
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	1,974
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,898
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,204
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,863
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	17,005	21,250
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2040	2,000	2,506
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,500	1,919
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	5,000	6,293
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2043	10,100	12,685
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	13,000	16,209

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	$4,000	$4,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2040	12,475	14,695
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	40,000	46,372
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	3,000	3,741
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2034	10,000	12,722
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)[1]	62,600	63,128
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	6,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2020[1]	11,100	11,156
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,376
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,457
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,684
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	7,500	7,505
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	23,845	27,654
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	13,000	13,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,154
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,865
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	4,000	4,897
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 2053	2,000	2,264
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-1, 5.00% 2025 (escrowed to maturity)	4,545	5,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[1]	2,000	2,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2B, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.30%) 1.528% 2032 (put 2021)[1]	15,000	14,976
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-D-1, (1-month USD-LIBOR x 0.67 + 0.65%) 1.843% 2035 (put 2021)[1]	4,790	4,795
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,648
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,716
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,890
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,758
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,435
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,479
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	1,495	1,802
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	6,060
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,313
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,239

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	$5,000	$3,769
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,244
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,139
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,889
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,754
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,441
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	11,500	14,362
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	7,054
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,618
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,259
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,253
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,246
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	20,000	24,460
New York City G.O. Bonds, Fiscal 2006, Series 2006-J-2, Assured Guaranty Municipal insured, 1.19% 2036[1]	2,625	2,625
New York City G.O. Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2037	3,000	3,341
New York City G.O. Bonds, Fiscal 2013, Series 2013-H, 5.00% 2023	2,475	2,827
New York City G.O. Bonds, Fiscal 2013, Series 2013-J, 5.00% 2023	500	571
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	2,500	2,856
New York City G.O. Bonds, Fiscal 2014, Series 2014-J, 5.00% 2030	2,000	2,348
New York City G.O. Bonds, Fiscal 2015, Series 2015-A, 5.00% 2024	5,500	6,499
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2030	10,000	11,856
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2032	3,500	4,133
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2015, Series 2015-D, 5.00% 2030	2,560	3,035
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	8,000	9,756
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2030	740	913
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2037	2,000	2,435
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2032	1,500	1,856
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2034	1,000	1,234
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2037	2,500	3,067
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2038	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2041	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	5,000	6,273
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	2,200	2,777
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	10,000	12,547
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2028	1,000	1,280
New York City G.O. Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2035	2,950	3,683
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2026	1,500	1,882
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2029	4,800	6,195
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2030	8,075	10,377
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	3,620	4,623
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2032	2,575	3,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	6,345	7,939
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2044	5,000	6,137
New York City G.O. Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 2037	2,000	2,507
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	5,000	6,346
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2033	1,000	1,294
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2034	2,250	2,900

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	$13,900	$17,676
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2043	10,000	12,645
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	1,000	1,177
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	2,500	2,936
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2036	10,000	12,974
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2038	7,500	9,654
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2039	6,810	8,735
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2042	6,000	7,633
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2043	5,000	6,341
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012, Series 2012-S-1A, 5.00% 2032	6,400	6,777
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013, Series 2013-S-1, 5.00% 2033	1,825	1,998
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-1, 5.00% 2035	3,295	4,105
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2033	4,320	5,509
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2037	10,000	12,567
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2038	4,000	5,007
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2035	3,000	3,737
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	19,250	24,191
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 4.00% 2037	5,135	5,963
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2035	5,000	6,325
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2020	100	100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2028	1,500	1,680
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2036	1,000	1,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2020-A-2, 5.00% 2040	55,000	69,925
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2035	1,000	1,222
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,708
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	2,500	3,029
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2034	5,000	6,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2035	5,000	6,227
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	1,750	2,151
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 2035	10,000	12,526
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2033	10,000	12,579
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2045	2,500	3,053
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	4,300	4,909

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2035	$6,000	$7,640
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2037	3,000	3,789
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2038	9,660	12,146
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 5.00% 2034	5,000	6,488
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2043	10,000	11,666
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-A-1, 5.00% 2037	2,500	2,905
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-1, 5.00% 2031	5,000	5,946
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2034	8,000	9,608
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2036	4,000	4,792
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2037	2,000	2,394
Other securities		711,476
		1,843,482

North Carolina 0.82%
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)[1]	52,050	52,147
Other securities		149,162
		201,309

Pennsylvania 5.04%
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	37,915	47,431
University of Pittsburgh - Of the Commonwealth System of Higher Education, PANTHERS, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.18% 2021[1]	42,235	42,307
Other securities		1,142,036
		1,231,774

South Carolina 1.37%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	32,000	37,893
Other securities		296,165
		334,058

Texas 11.36%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,553
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	46,595	46,763
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	43,195	52,882
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2044	43,550	50,703
Other securities		2,590,249
		2,777,150

Utah 0.38%
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2035	38,270	53,405
Other securities		40,500
		93,905

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Virginia 2.05%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[3]	$41,100	$45,406
Other securities		455,136
		500,542

Washington 2.61%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	35,000	42,926
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	49,750	49,825
Other securities		545,943
		638,694

Other states & U.S. territories 22.30%
Other securities		5,450,084

Total bonds, notes & other debt instruments (cost: $21,831,950,000)		23,256,208

Short-term securities 5.35%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 2025[1]	41,540	41,540
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.19% 2029[1]	5,845	5,845
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 2044[1]	22,200	22,200
State of Illinois, Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 11/1/2020	315	319
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[1]	42,100	42,100
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[1]	11,100	11,100
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[1]	89,300	89,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 1.18% 2040[1]	3,800	3,800
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.18% 2042[1]	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[1]	18,000	18,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[1]	27,650	27,650
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University Issue), Series 2020-EE, 1.00% 5/18/2020	50,000	50,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 1.10% 2042[1]	7,530	7,530
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 1.16% 2034 (put 2020)[4]	5,250	5,251
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	6,500	6,535
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[1]	79,500	79,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[1]	30,030	30,030
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[1]	34,000	34,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 2030[1]	3,300	3,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-E, 0.89% 2030[1]	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 2035[1]	1,300	1,300

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[1]	$47,710	$47,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.20% 2035[1]	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.19% 2035[1]	17,850	17,850
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 2035[1]	19,290	19,290
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 1.20% 2035[1]	5,790	5,790
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2020, 1.00% 6/3/2020	6,700	6,700
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	3,500	3,538
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-2, 5.00% 2021	5,000	5,250
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	2,000	2,177
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	3,615	3,658
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-E, 4.00% 9/1/2020	3,000	3,050
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2023	515	572
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	8,000	8,453
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 2050[1]	40,440	40,440
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.18% 2034[1]	12,535	12,535
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[1]	2,575	2,575
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.18% 2028[1]	7,500	7,500
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-3, 1.18% 2036[1]	6,300	6,300
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[1]	3,500	3,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2000, Series 2000-C, 0.90% 2033[1]	15,400	15,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.18% 2045[1]	24,240	24,240
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[1]	14,500	14,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 0.95% 2046[1]	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[1]	3,535	3,535
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 1.18% 2041[1]	2,630	2,630
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[1]	35,000	35,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	59,950	60,967
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.00% 5/19/2020	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.14% 3/3/2020	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.20% 2/6/2020	10,000	10,000
Other securities		417,695

Total short-term securities (cost: $1,306,743,000)		1,308,655
Total investment securities 100.51% (cost: $23,138,693,000)		24,564,863
Other assets less liabilities (0.51)%		(124,957)

Net assets 100.00%		$24,439,906

34	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $4,911,000, which represented .02% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [5]	1/31/2020 [6]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	6,872	April 2020	$1,374,400	$1,486,822	$4,694
5 Year U.S. Treasury Note Futures	Long	4,742	April 2020	474,200	570,559	4,071
10 Year Ultra U.S. Treasury Note Futures	Long	394	March 2020	39,400	57,388	1,421
10 Year U.S. Treasury Note Futures	Short	6,965	March 2020	(696,500)	(916,986)	(14,233)
30 Year Ultra U.S. Treasury Bond Futures	Short	572	March 2020	(57,200)	(110,789)	(3,798)
						$(7,845)

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $372,043,000, which represented 1.52% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 93.61%	Principal amount (000)	Value (000)
Arizona 2.75%
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2039[1]	$3,500	$3,684
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2049[1]	7,250	7,577
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2054[1]	6,000	6,258
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 2038[1]	1,200	1,383
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 2048[1]	2,500	2,868
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 2053[1]	3,750	4,306
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 2054[1]	1,000	1,116
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 2047[1]	2,230	2,480
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 2051[1]	570	637
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[1]	1,500	1,671
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[1]	2,450	2,716
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[1]	6,160	6,866
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2037[1]	675	755
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2047[1]	1,035	1,142
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[1]	3,450	3,794
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027[1]	2,600	2,800
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047[1]	2,125	2,344
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051[1]	1,550	1,705
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[1]	735	774
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[1]	1,325	1,482
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2049[1]	2,250	2,488
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 2037[1]	1,350	1,398

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2047[1]	$4,830	$5,009
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2052[1]	2,500	2,587
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2038[1]	1,960	2,254
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2048[1]	3,230	3,666
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 2029[1]	565	603
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2039[1]	440	495
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2049[1]	700	778
Industrial Dev. Auth., Municipal Certificates, Series 2019-2, Class X, 1.001% 2033[2]	164,800	11,552
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2049	1,500	1,807
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2058	3,500	4,164
Other securities		145,791
		238,950

California 4.79%
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)[3]	29,370	29,884
Other securities		386,991
		416,875

Colorado 6.04%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,600
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	3,000	3,635
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,859
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028 (preref. 2027)	1,500	1,919
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,740
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,943
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,687
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	3,520	4,503
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	10,425	11,411
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,690	3,106
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 2044	2,500	3,062
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	5,000	5,561
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2026)	5,000	5,988
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,918
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[3]	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[3]	5,500	3,628
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2026	260	288

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2027	$590	$661
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2028	245	277
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2029	600	682
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2038	550	595
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 2038	1,500	1,730
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	455	538
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,824
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	998
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,664
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	12,230	13,889
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,253
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,146
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	844
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,231
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	8,004
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,158
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,154
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,743
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,864
Other securities		402,453
		525,236

Florida 5.31%
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 2044	29,215	33,071
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	20,857
Other securities		408,323
		462,251

Georgia 2.22%
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	7,510
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	21,862
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	22,835	26,827
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	13,200	15,357
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	6,425	7,517
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2048	5,000	5,902
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2059	8,300	9,697

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	$4,200	$4,617
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2034	2,300	2,855
Other securities		91,042
		193,186

Illinois 14.84%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	5,203
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 2034	1,535	1,828
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,731
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	8,890	10,000
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	7,910	9,750
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	26,470	34,362
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	3,021
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,227
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,780	4,707
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	2,000	1,758
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	2,425	2,821
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,645
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	28,185	36,805
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,676
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,588
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,781
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	14,132
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,994
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,179
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,455
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,816
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,735
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2034	490	326
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	2,220
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	265

American Funds Tax-Exempt Funds	39

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	$500	$581
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,122
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	516
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	622
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	383
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,392
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	3,230	3,735
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	232
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	569
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	7,200	9,027
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2049	10,000	12,159
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,492
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	496
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	5,904
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,066
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	260	301
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	107
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	1,600	1,770
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,494
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	8,009
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	7,300	8,957
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	13,809
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,164
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,387
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	3,105	3,634
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,670	1,910
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	3,500	3,976
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	10,200	12,163
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	4,800	5,905
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	12,150	15,138
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2031	1,460	1,811
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	1,300	1,608
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	173
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	3,610	2,841
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	6,305	4,632
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,380	1,227
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	3,670	2,696
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	9,350
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	15,225	18,779
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,070	1,886
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,470	13,156
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	25,285
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,341
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,137
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 2037	3,000	3,514

40	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	$560	$500
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	4,342
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,105
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,914
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,322
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,108
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	275
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	7,069
City of Chicago, Water Rev. Ref. Bonds, Series 2001, 5.75% 2030	3,000	3,798
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,708
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,605	1,845
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	561
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	2,030	2,317
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,560
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	4,010	4,100
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,138
Fin. Auth., Rev. Bonds (Christian Homes, Inc.), Series 2010, 6.125% 2027	645	652
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	9,195
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,185
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,536
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,446
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,975	3,156
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043 (preref. 2023)	430	487
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	6,775	6,841
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	235
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	255	292
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2045	3,500	3,868
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2035	900	999
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2040	1,100	1,208
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2049	1,270	1,378
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	19,741
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,126
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,619
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,105
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,355
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,221
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,206
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,706
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,716
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,793
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,703
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[2]	800	801
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	275
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,675	1,855
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	80	95
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	9,000	11,201
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,236
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,523
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,539
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,605	4,350
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383

American Funds Tax-Exempt Funds	41

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	$2,300	$2,596
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,038
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,438
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,288
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,724
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,336
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,331
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,324
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,800	2,079
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,956
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2026	1,065	1,207
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2030	1,900	2,147
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2033	3,000	3,362
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	11,080	12,262
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,507
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,058
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,086
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2034	1,100	1,336
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2036	1,000	1,208
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2038	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2040	1,500	1,792
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	940	955
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,207
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,366
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,296
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,254
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,265
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,276
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,536
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,227
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	302
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,037
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,027
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,699
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	797
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	843
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	758
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	3,965	4,056
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,800	2,840
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	12,500	12,505
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	2,275	2,311
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,087

42	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	$1,000	$1,049
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,190
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,560
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	50	50
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,056
G.O. Bonds, Series 2013, 5.00% 2021	875	917
G.O. Bonds, Series 2013, 5.00% 2023	720	796
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,237
G.O. Bonds, Series 2013, 5.50% 2033	3,715	4,102
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,103
G.O. Bonds, Series 2014, 5.00% 2022	885	943
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,354
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,265
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,337
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,804
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,500
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,149
G.O. Bonds, Series 2016, 5.00% 2027	3,065	3,635
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,759
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,656
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,151
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,467
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,400
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,719
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,539
G.O. Bonds, Series 2017-C, 5.00% 2029	9,820	11,692
G.O. Bonds, Series 2017-D, 5.00% 2027	23,990	28,853
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	3,335	3,532
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	11,980	14,188
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	18,000	21,560
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,674
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	6,042
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	424
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,580
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,527
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	847
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,781
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,376
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,546
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,420
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,910
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,434
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,601
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,655
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,882
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	110
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	6,301
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	7,037
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	6,734
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	2,093
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,830	1,348

American Funds Tax-Exempt Funds	43

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	$13,350	$4,512
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,606
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	530	573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,297
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	3,500	3,018
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	411
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	12,623
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	9,131
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,000	1,970
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	27,760	8,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	37,865	12,429
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,456
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	13,000	14,322
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	6,013
Other securities		268,857
		1,290,567

Indiana 1.33%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,708
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	2,000	2,202
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,174
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,817
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	18,429
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,592
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,324
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,966
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,576

44	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	$3,410	$3,803
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,776
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,809
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,766
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,579
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,131
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 2028	255	284
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	244
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,710	4,218
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,306
Other securities		25,049
		115,753

Mississippi 0.24%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)[1]	5,645	6,045
Other securities		14,455
		20,500

New Jersey 4.22%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,085	7,558
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	800
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,760
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,473
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,260
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,169
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,422
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,910
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,773
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,541
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,425
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,364
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,948
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,353
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	4,000
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,298
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,272
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,114
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,135
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,331
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,889
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,424
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,776
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,506
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,884

American Funds Tax-Exempt Funds	45

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2019-LLL, 4.00% 2044	$3,500	$3,853
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,219
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.54% 2028[2]	13,970	14,313
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	131
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	12,362
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 2029[1]	670	717
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2039[1]	825	902
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2049[1]	930	1,011
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2054[1]	725	782
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,763
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,950	18,543
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	4,125	4,761
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,921
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,959
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2037	1,850	2,072
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2038	6,600	7,368
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2039	4,550	5,065
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2033	5,000	6,195
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,122
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,751
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	5,303
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2035	2,345	2,849
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	4,000	4,745
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2050	2,500	2,944
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	630	552
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,375	2,186
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2036	9,730	6,055
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	17,245	11,994
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	12,480	9,396
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,551
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	10,855	5,931
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	3,985	2,420
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 2032	1,610	1,191
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	7,125
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	965	815
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,975	6,446

46	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount	Value
	(000)	(000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	$2,000	$2,458
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2032	2,240	2,737
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 4.00% 2039	3,000	3,342
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2039	2,390	2,910
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-AA, 5.00% 2046	2,000	2,364
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-BB, 4.00% 2037	5,000	5,560
Other securities		103,312
		367,381

New York 3.26%
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[4]	16,320	16,228
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	10,169
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	12,831
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,757
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	616
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,192
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,925
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,711
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,747
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	19,368
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,329
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	8,682
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	12,307
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	5,601
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,319
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	11,048
Other securities		161,148
		283,978

Ohio 4.63%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	9,035	9,080
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	24,665	24,771
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	64,040	65,167
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 2037[4]	7,875	8,206
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2048[1]	14,670	16,324
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	16,250	19,229

American Funds Tax-Exempt Funds	47

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	$20,455	$23,037
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,629
Other securities		220,854
		402,297

Oklahoma 0.54%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,538
Other securities		29,125
		46,663

Pennsylvania 5.47%
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,829
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	1,000	1,015
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	12,775	12,961
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,924
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	19,098
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	13,580
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,151
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.25% 2026[1]	2,500	2,609
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.75% 2036[1]	6,790	7,339
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-1, AMT, 1.95% 2049 (put 2020)	2,750	2,751
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,000	3,101
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 2039[1]	5,750	5,803
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2020)	1,000	1,000
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,600	16,477
Other securities		378,473
		476,111

Puerto Rico 5.43%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.00% 2033	18,200	19,451
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	26,650	28,615
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,834
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 2053	2,029	2,250
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	301	274
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2027	511	431
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	498	396
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	641	474
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	723	498
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	57,674	16,923

48	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	$11,964	$2,544
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	74,779	84,268
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	26,481	28,816
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.536% 2053	22	24
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	23,536	26,112
Other securities		245,428
		472,338

Rhode Island 0.86%
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 2052	119,630	17,269
Other securities		57,924
		75,193

South Carolina 1.86%
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041[1,4]	12,495	15,540
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,450	3,671
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,420	6,872
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,055	2,282
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	1,000	1,119
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,430	2,768
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	100	113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	3,525	4,010
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,280	11,958
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2032	965	1,159
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	250	302
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,350	3,989
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,215	2,478
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,395
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	100	114
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,275	7,501
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.75% 2051 (3.00% on 12/1/2022)[4]	13,945	13,910
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2031	2,010	2,451
Other securities		77,809
		161,441

Texas 5.40%
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	22,705	24,892
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	18,416
Other securities		426,416
		469,724

Utah 0.41%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	26,595	27,940
Other securities		7,996
		35,936

Virginia 2.20%
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	18,305	21,095
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	27,900	30,823
Other securities		139,829
		191,747

American Funds Tax-Exempt Funds	49

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 2.43%
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	$45	$47
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	480
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 2029[1]	645	691
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2039[1]	1,380	1,532
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2049[1]	3,360	3,683
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2054[1]	1,605	1,748
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[1]	5,125	5,750
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[1]	2,000	2,230
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2039[1]	710	780
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2050[1]	1,950	2,118
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2039[1]	820	890
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2049[1]	520	559
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2054[1]	1,365	1,459
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[1]	1,605	1,781
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[1]	1,000	1,155
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.25% 2030	3,000	3,323
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,661
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 2027[1]	2,000	2,316
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 2031[1]	2,750	3,371
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 2050[1]	4,000	4,832
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	1,750	2,026
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,732
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 2029[1]	600	637
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2039[1]	775	856
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2049[1]	1,300	1,425
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2054[1]	1,360	1,481
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2029[1]	1,250	1,364
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2039[1]	2,230	2,498
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2049[1]	6,000	6,664
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[1]	1,920	2,121
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2027	2,345	2,824
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	531
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,298
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,425
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	7,077
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[1]	545	575
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[1]	500	531

50	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[1]	$1,100	$1,160
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2030[1]	300	342
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[1]	1,280	1,448
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[1]	650	736
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[1]	250	281
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[1]	900	1,007
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[1]	2,300	2,567
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[1]	1,000	1,100
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[1]	1,800	1,973
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,064
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2052	2,000	2,112
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,514
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	2,007
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,116
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,217
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,410
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	9,130	10,768
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2034	4,135	4,959
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2039	2,045	2,420
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2044	1,350	1,579
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2049	3,625	4,216
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,295	1,554
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2039	1,595	1,887
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2049	1,340	1,559
Other securities		70,249
		211,716

American Funds Tax-Exempt Funds	51

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 19.38%
Other securities		$1,684,238

Total bonds, notes & other debt instruments (cost: $7,586,110,000)		8,142,081

Short-term securities 6.49%
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[2]	$23,700	23,700
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[2]	4,000	4,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[2]	41,500	41,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 2042[2]	33,500	33,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[2]	20,500	20,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[2]	25,900	25,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[2]	10,700	10,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[2]	18,000	18,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 2035[2]	6,900	6,900
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[2]	10,700	10,700
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 2035[2]	12,805	12,805
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[2]	15,595	15,595
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[2]	3,940	3,940
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[2]	14,845	14,845
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[2]	8,080	8,080
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 2045[2]	4,500	4,500
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 2022[2]	7,195	7,195
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 2031[2]	15,670	15,670
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)[5]	9,300	9,304
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)[5]	20,000	20,000
State of South Carolina, Public Service Auth., IAM Commercial Paper (Santee Cooper), Series 2020-D, 1.21% 3/5/2020	10,103	10,103
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2019-A, 0.98% 2036[2]	10,000	10,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.19% 2024[2]	17,400	17,400
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds, (Air Products Project), Series 2005, 1.20% 2040[2]	2,700	2,700
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	17,420	17,716
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[5]	5,000	5,000
Other securities		193,782

Total short-term securities (cost: $563,958,000)		564,035
Total investment securities 100.10% (cost: $8,150,068,000)		8,706,116
Other assets less liabilities (0.10)%		(8,626)

Net assets 100.00%		$8,697,490

52	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $7,205,000, which represented .08% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,832,000, an aggregate cost of $1,832,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2019 to 1/8/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [6]	1/31/2020 [7]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	1,917	April 2020	$383,400	$414,761	$1,346
5 Year U.S. Treasury Note Futures	Long	1,578	April 2020	157,800	189,865	1,240
10 Year U.S. Treasury Note Futures	Short	1,628	March 2020	(162,800)	(214,336)	(3,100)
30 Year Ultra U.S. Treasury Bond Futures	Short	165	March 2020	(16,500)	(31,959)	(1,067)
						$(1,581)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,150,491,000, which represented 13.23% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Step bond; coupon rate may change at a later date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	53

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.47%	Principal amount (000)	Value (000)
California 89.53%
State issuers 33.72%
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2032	$950	$1,203
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2033	1,515	1,914
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	959
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,634
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,253
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2037	1,265	1,581
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,421
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2044	4,000	4,912
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	10,575	11,652
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021 (preref. 2020)	1,625	1,636
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	1,400	1,412
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	2,545	4,097
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2018-A, 5.00% 2053	3,985	4,888
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,145
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	11,795	12,351
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,982
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,479
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029 (preref. 2023)	3,265	3,766
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,218
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	3,030
G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,136
G.O. Bonds, Series 2013-B, (SIFMA Municipal Swap Index + 0.38%) 1.32% 2027 (put 2022)[1]	2,000	2,006
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.37% 2029 (put 2023)[1]	1,500	1,507
G.O. Bonds, Series 2015, 5.25% 2032	5,000	6,137
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	10,000	14,249
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	3,115
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	12,600	11,644

54	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	$3,250	$3,873
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	1,950	2,320
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	3,580	4,175
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	2,550	2,791
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	2,450	2,568
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	4,250	4,455
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	617
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,142
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,999
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home Communities), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	3,600
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	14,889
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	1,500	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,137
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,816
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,412
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	110
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	479
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	470
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	574
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	743
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,281
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,332
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,136
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,896
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,516
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,249
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,110
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,081
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	614
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,593
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	10,064
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,104
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	11,399
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	4,475	4,634
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	1,700	1,743
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,426

American Funds Tax-Exempt Funds	55

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	$2,000	$2,422
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,745
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,236
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	8,740	10,477
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-1, 4.25% 2035	17,858	21,768
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-2, 4.00% 2033	6,000	7,096
Housing Fin. Agcy., Municipal Certificates, Series 2019-X-1, 0.30% 2035[1]	14,300	356
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	8,060
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	7,200	8,265
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2039	300	378
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2044	350	435
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2049	540	667
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,003
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,505
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,338
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2031	1,230	1,519
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,405
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,359
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)[1]	8,500	8,633
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	8,000	8,219
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.535% 2047 (put 2021)[1]	4,925	4,933
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 1.576% 2047 (put 2022)[1]	3,000	3,007
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,138
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	2,000	2,572
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	583
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	2,745	3,148
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	622
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,237
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,105
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[2]	2,335	2,719
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	2,800	3,260
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 4.00% 2021[2]	600	617
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[2]	3,500	4,075
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	860
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	376
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	192
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	287
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	284
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	252
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	282
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	281
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,956
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	490	539

56	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (Channing House Project), Series 2017-A, 5.00% 2033	$1,000	$1,238
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2022	1,300	1,405
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	690	864
Municipal Fin. Auth., Rev. Bonds (Emerson College), Series 2017-B, 5.00% 2035	1,500	1,852
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 2039[2]	915	995
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 2057[2]	1,890	2,007
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	4,292
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,883
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,339
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,624
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,340	4,015
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	9,115	10,896
Municipal Fin. Auth., Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 2020	260	266
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,768
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2029	390	506
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2030	250	328
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2031	1,250	1,666
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2032	925	1,251
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 2039[2]	1,250	1,471
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 2049[2]	575	662
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025 (preref. 2020)	2,100	2,134
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030 (preref. 2020)	1,000	1,018
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,248
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,858
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	799
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,224
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,219
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,399
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	5,228
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 2049	1,600	2,021
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	4,150	4,493
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	659
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	675
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2041	2,500	2,770
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	922
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	610
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	535
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	739
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	782
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	3,214
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,398
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,491

American Funds Tax-Exempt Funds	57

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	$1,250	$1,474
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,170
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,745
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	721
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	749
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	718
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	716
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,179
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,692
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,791
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,173
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2031	1,000	1,155
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,434
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	750	856
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,348
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,000	2,273
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	3,226
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	3,095
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	4,500	5,329
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,546
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,670
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,607
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,873
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,640
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,112
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2039	1,000	1,165
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	1,000	1,148
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	4,900	4,930
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,619
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	6,525	7,895
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,420
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	8,978
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	3,066
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	4,259

58	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	$11,475	$13,148
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,400	3,954
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	750	822
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2032[2]	2,500	2,933
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2037[2]	1,485	1,719
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	805	920
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 2036[2]	1,365	1,484
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy - Obligated Group), Series 2018-A, 5.00% 2035[2]	500	573
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	3,345	3,909
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2041[2]	3,000	3,390
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	2,795	3,139
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2055[2]	1,000	1,090
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2036[2]	1,000	1,079
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	750	803
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 2034[2]	750	821
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2030[2]	315	352
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	250	273
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	4,300	5,057
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2030[2]	1,950	2,251
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2037[2]	2,105	2,402
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2043[2]	1,750	2,024
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2049[2]	1,900	2,188
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2054[2]	5,000	5,730
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2037[2]	675	810
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2054[2]	2,150	2,592
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2037[2]	1,455	1,720
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	5,400	6,274
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2024	300	345
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2025	275	325
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2026	395	475
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	991
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2037	735	960
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2031	1,300	1,740

American Funds Tax-Exempt Funds	59

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2032	$500	$666
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2033	1,000	1,326
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	3,218
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,209
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,389
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,779
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	7,000	7,052
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	1,500	1,504
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Robert Farrell Manor and Western Gardens Apartments), Series 2019-T-1, 1.25% 2021 (put 2021)	2,310	2,317
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	1,250	1,252
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	2,905	2,967
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,418
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,548
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,595
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,376
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,260
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,445
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,833
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2020	15	15
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	335	357
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	270	298
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2026	75	90
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,932
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	6,013
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,307
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	503
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,815	2,147
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	4,281
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,647
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	547
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	5,000	6,732

60	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	$4,000	$5,386
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,052
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	100	121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	105	126
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2051[2]	1,590	1,871
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,533
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	1,057
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,925	3,315
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	1,400	1,595
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[2]	1,000	1,189
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	760
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,371
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,807
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,964
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,239
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,528
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,072
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	2,025	2,426
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[2]	11,920	13,987
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,049
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	603
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	6,084
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	760
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	2,029
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 2026[2]	3,385	3,793
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[2]	3,500	4,015
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	2,250	2,543
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	827
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,616
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,114

American Funds Tax-Exempt Funds	61

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	$10,075	$11,380
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,203
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,794
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,479
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,331
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2048	10,230	12,753
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	923
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,609
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,362
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,131
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,440	19,108
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	15,955	17,679
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	3,045	3,088
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	6,580	6,913
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 4.00% 2035	20,840	24,378
Other securities		97,305
		965,425

City, county & other issuers 55.81%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	1,400	1,423
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)[1]	7,900	8,105
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2034 (put 2021)[1]	2,825	2,837
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.886% 2045 (put 2021)[1]	2,100	2,106
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	3,510	4,234
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056	20,000	25,356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-H, 5.00% 2044	1,000	1,271
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	1,475	1,735
Brentwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	9,940	11,263
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.496% 2034 (put 2021)[1]	11,675	11,693
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,193
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,190
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,185
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,184
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2020	250	254
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,788
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	5,460
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	9,359
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,121
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,358
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	1,040	1,210
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,895

62	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	$8,715	$9,829
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	9,928
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	3,024
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,114
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	915
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	440
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,773
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	550	651
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	766
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,176
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	3,116
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	5,250	6,103
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	1,250	1,496
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2020	1,000	1,019
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	943
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	812
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,188
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,662
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	3,058
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,990
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2031	1,500	1,750
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	931
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,144
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,840	2,185
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,518
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	415
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	483
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	689
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	670
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	466
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	635	842
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	680	896

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	$1,155	$1,506
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,262
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,340
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2023	1,000	1,125
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2024	2,000	2,315
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2029	200	246
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	454
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2031	420	513
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2032	450	548
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2032	175	213
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2033	245	298
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	303
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	250	302
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	422
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	324
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,374
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,665	1,949
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	981
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	967
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	1,500	1,780
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2038	550	632
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2039	635	728
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2032	365	463
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2034	435	549
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2035	250	314
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2036	270	338
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2044	1,200	1,402
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2049	3,000	3,479
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2054	6,670	7,584

64	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	$1,000	$1,012
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,491
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,852
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,131
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	1,000	1,205
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,188
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,772
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,909
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	605
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,248
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,240
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,237
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,544
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,233
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,721
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,580
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,682
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,808
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	2,880	3,529
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	6,325
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	4,333
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	7,562
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	3,036
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,024
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2045	2,000	2,535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	6,300
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	6,250	7,797
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2013, 6.625% 2038 (preref. 2021)	1,200	1,306
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,250	1,495
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031	1,500	1,789
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040	5,550	6,510
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 2040	6,000	6,242
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	1,340	1,721

American Funds Tax-Exempt Funds	65

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	$2,015	$2,527
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	4,013
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,464
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,162
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2024	2,225	2,629
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,483
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,622
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	7,210	8,654
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	10,687
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.812% 2035[1]	13,500	13,056
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	11,891
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2037	1,000	1,201
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2049	2,000	2,539
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,018
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,226
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,260
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2047	1,000	1,202
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,475
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	3,066
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	919
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	917
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,500	1,816
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	760	937
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2027	750	946
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2028	1,000	1,286
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	1,255	1,644
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2030	1,785	2,325
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2049	7,750	9,634
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040	2,995	3,024
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040 (preref. 2020)	5	5
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,746
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	10,000	12,366
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 4.00% 2050	2,000	2,258
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2036	2,250	2,865

66	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	$3,500	$4,322
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-F, 5.00% 2050	2,000	2,514
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-H, AMT, 5.00% 2026	5,545	6,825
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,762
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,090
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,087
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,709
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,410
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,588
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	1,000	1,259
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2036	4,230	5,386
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2044	3,500	4,359
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-H, AMT, 5.00% 2025	3,995	4,784
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co. LLC), Series 2019-A, AMT, 5.00% 2027	2,000	2,495
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,379
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,119
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,086
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,433
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,211
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,800
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	11,897
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,417
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	11,163
Other securities		1,086,416
		1,598,184

Guam 0.47%
Other securities		13,564

Puerto Rico 0.80%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,240
Other securities		14,541
		22,781

United States 0.67%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class CA, 3.35% 2033	15,420	17,009
Other securities		2,162
		19,171

Total bonds, notes & other debt instruments (cost: $2,450,656,000)		2,619,125

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

Short-term securities 7.74%	Principal amount (000)	Value (000)
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.16% 2035[1]	$32,765	$32,765
G.O. Bonds, Series 2004-B-6, 1.07% 2034[1]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 1.12% 2035[1]	9,335	9,335
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 1.16% 2035[1]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 1.16% 2035[1]	8,000	8,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 1.15% 2049[1]	16,000	16,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	18,600	18,919
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2000-B-3, 1.16% 2035[1]	3,000	3,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.12% 2037[1]	18,165	18,165
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.12% 2037[1]	21,210	21,210
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 1.19% 2029[1]	2,960	2,960
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.16% 2025[1]	7,650	7,650
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.16% 2024[1]	12,035	12,035
City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	9,750	9,774
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.12% 2048[1]	12,880	12,880
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 0.82% 5/11/2020	3,000	3,000
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	2,600	2,600
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	2,250	2,250
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-1, 0.77% 2/19/2020	6,000	6,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 2/28/2020	15,000	15,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 3/4/2020	2,000	2,000
Other securities		14,192

Total short-term securities (cost: $221,583,000)		221,735
Total investment securities 99.21% (cost: $2,672,239,000)		2,840,860
Other assets less liabilities 0.79%		22,560

Net assets 100.00%		$2,863,420

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

68	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 1/31/2020 (000)	[4]	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	175	April 2020	$35,000		$37,863		$137
5 Year U.S. Treasury Note Futures	Long	1,575	April 2020	157,500		189,505		1,909
10 Year Ultra U.S. Treasury Note Futures	Short	111	March 2020	(11,100)		(16,168)		(387)
								$1,659

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,830,000, which represented 3.98% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	69

American Funds Tax-Exempt Fund of New York	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 96.66%	Principal amount (000)	Value (000)
New York 93.48%
State issuers 47.86%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2048	$3,540	$1,567
Dormitory Auth., Lease Rev. Bonds (State University of New York Dormitory Facs.), Series 2010-A, 5.00% 2035	1,000	1,018
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 2037	1,000	1,146
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	568
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,067
Dormitory Auth., Rev. Bonds (Fordham University), Series 2017, 4.00% 2034	885	1,028
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	500	591
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2035	1,000	1,172
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	289
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	1,250	1,442
Dormitory Auth., Rev. Bonds (Memorial Sloan-Kettering Cancer Center), Series 2017-1, 5.00% 2027	750	966
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	785	985
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2031	500	624
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032	1,000	1,195
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2035	500	604
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2032	500	648
Dormitory Auth., Rev. Bonds (New York University), Series 2019-A, 5.00% 2049	1,500	1,904
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,577
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 2048 (put 2026)	1,000	1,203
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,021
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2022	200	220
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2034	1,000	1,159
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 2033	400	484
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[1]	600	692
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2040[1]	1,000	1,140
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2031[1]	1,000	1,203

70	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2035[1]	$1,000	$1,192
Dormitory Auth., Rev. Bonds (Skidmore College), Series 2011-A, 5.50% 2041	1,110	1,180
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2030	750	947
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2032	500	627
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	1,000	1,141
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2014-A, 5.50% 2039	1,000	1,134
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 2038	500	581
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai School of Medicine of New York University), Series 2010-A, 5.00% 2021	1,000	1,016
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	27
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	508
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,112
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	888
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-E, 5.00% 2020	35	35
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	921
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2042	1,130	1,383
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,290
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,304
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	1,865	2,362
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	1,000	1,254
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	1,500	1,870
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	1,500	1,778
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2020	520	523
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2020 (escrowed to maturity)	480	482
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,247
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	1,650	2,062
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,500	1,864
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,240
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)[1]	500	520
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044[1]	1,000	1,024
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,250	1,763
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,410
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	397
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	447
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,606

American Funds Tax-Exempt Funds	71

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	$510	$537
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,439
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	883
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)[2]	1,500	1,513
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,239
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,225	3,896
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	628
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2020[2]	2,000	2,010
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	288
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,087
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	342
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	560	699
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	700	892
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	908
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	1,000	1,224
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[2]	600	602
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,239
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,156
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	565	706
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	962
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	225	235
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	205	213
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	360	374
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,240	1,318
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	625	659
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	230	242
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	835	885
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	570	610
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	485	535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	995	1,100
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	10	10
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	875	894
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	630	658
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,425	1,529
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	30	30
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,039
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,224
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	1,000	1,186
Port Auth., Consolidated Bonds, Series 217, 5.00% 2044	1,500	1,917
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,044
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	540
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	571
Port Auth., Special Project Bonds (John. F. Kennedy International Air Terminal LLC Project), Series 8, 5.00% 2020	350	361
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,603
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,970	2,003

72	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2021	$610	$641
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	525
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,617
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	280	289
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,067
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	550
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	577
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,136
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	571
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	560
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	2,145	2,647
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	1,045	1,271
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	650	898
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,228
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	873
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,867
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,218
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	1,500	1,901
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,345	1,672
Urban Dev. Corp., State Sales Tax Rev. Bonds (Bidding Group 3), Series 2019-A, 4.00% 2043	1,785	2,078
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2035	1,170	1,438
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	944
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	1,500	1,883
Other securities		8,474
		145,103

City, county & other issuers 45.62%
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,474
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2023	1,600	1,807
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2024	275	321
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,050	1,213
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	591
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	554
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	539
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	570

American Funds Tax-Exempt Funds	73

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,500	$1,627
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), Series 2015, 5.00% 2040	500	577
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[1]	300	348
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	950	1,063
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,855
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	829
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 4.00% 2049	1,000	1,129
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 5.00% 2032	905	1,148
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	510
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,019
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	506
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	844
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	841
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	576
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project),Series 2017, 5.00% 2034	810	971
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	750
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	955	995
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	45	47
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	435	456
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	565	594
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	2,700	3,370
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,242
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Anns of Greater Rochester, Inc.), Series 2019, 5.00% 2050	1,500	1,664
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,447
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,218
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 2030	1,000	1,239
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	750	942
County of Nassau, G.O. General Improvement Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	750	967
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	611
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,166
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	1,000	1,219
New York City G.O. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2031	1,000	1,212
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2034	1,000	1,224
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	1,000	1,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2032	1,720	2,183
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	1,150	1,439
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	750	952
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	1,595	2,028

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	$2,500	$2,936
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,757
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	534
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	804
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	963
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	400
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	753
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	522
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,000	1,011
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043	590	612
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-EE, 5.00% 2045	500	573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	592
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,284
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	750	942
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,525
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	2,000	2,497
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.25% 2049	1,500	1,884
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-FF-2, 5.00% 2040	1,000	1,276
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	936
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2036	590	732
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	750	942
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	1,000	1,236
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2036	1,000	1,261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	723
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,252
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	1,000	1,211
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	750	922
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2042	1,000	1,220
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 2042	1,080	1,228
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2036	2,380	3,016
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019,Series 2019-C-1, 5.00% 2034	750	973
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	1,500	1,760

American Funds Tax-Exempt Funds	75

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2026	$1,000	$1,228
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	688
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	572
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	799
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 2031	1,000	1,257
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,030
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,646
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2038	1,500	1,886
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,194
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,174
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,333
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,137
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	515
Other securities		30,834
		138,319

Guam 1.28%
Other securities		3,881

Puerto Rico 1.90%
Other securities		5,762

Total bonds, notes & other debt instruments (cost: $275,003,000)		293,065

Short-term securities 3.90%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.81% 2032[2]	2,000	2,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.45% 2030 (put 2020)[3]	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 2050[2]	1,000	1,000
New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[2]	1,000	1,000
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 1.15% 2037[2]	1,030	1,030
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.15% 2037[2]	3,795	3,795
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.17% 2033[2]	2,000	2,000

Total short-term securities (cost: $11,825,000)		11,825
Total investment securities 100.56% (cost: $286,828,000)		304,890
Other assets less liabilities (0.56)%		(1,686)

Net assets 100.00%		$303,204

76	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $11,669,000, which represented 3.85% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

American Funds Tax-Exempt Funds	77

Financial statements

Statements of assets and liabilities
at January 31, 2020

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,259,232		$4,708,932
Cash	859		851
Cash collateral pledged for futures contracts	663		2,374
Receivables for:
Sales of investments	2,434		10,676
Sales of fund’s shares	2,945		15,546
Interest	9,957		36,166
Variation margin on futures contracts	259		1,021
	1,276,349		4,775,566
Liabilities:
Payables for:
Purchases of investments	53,703		162,794
Repurchases of fund’s shares	1,819		6,956
Dividends on fund’s shares	38		396
Investment advisory services	351		833
Services provided by related parties	104		842
Trustees’ deferred compensation	35		142
Variation margin on futures contracts	—		97
Other	—	*	2
	56,050		172,062
Net assets at January 31, 2020	$1,220,299		$4,603,504

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,205,071		$4,456,796
Total distributable earnings	15,228		146,708
Net assets at January 31, 2020	$1,220,299		$4,603,504
Investment securities in unaffiliated issuers, at cost	$1,244,205		$4,575,588

*	Amount less than one thousand.

See notes to financial statements.

78	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$24,564,863	$8,706,116	$2,840,860	$304,890
285	2,124	499	638
6,530	1,515	1,090	10

14,093	11,554	3,969	—
61,439	17,279	5,800	402
204,011	73,390	32,051	2,899
3,032	856	474	—
24,854,253	8,812,834	2,884,743	308,839

372,834	99,581	15,708	3,240
29,443	10,202	3,762	2,164
2,283	1,408	579	97
3,937	1,951	651	75
2,446	1,419	410	57
734	142	137	2
2,662	637	75	—
8	4	1	—	*
414,347	115,344	21,323	5,635
$24,439,906	$8,697,490	$2,863,420	$303,204

$23,012,532	$8,130,125	$2,692,350	$284,794
1,427,374	567,365	171,070	18,410
$24,439,906	$8,697,490	$2,863,420	$303,204
$23,138,693	$8,150,068	$2,672,239	$286,828

American Funds Tax-Exempt Funds	79

Statements of assets and liabilities
at January 31, 2020

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$817,034	$3,261,511
	Shares outstanding	79,831	203,494
	Net asset value per share	$10.23	$16.03
Class C:	Net assets		$17,233
	Shares outstanding	Not applicable	1,075
	Net asset value per share		$16.03
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.23	$16.03
Class F-1:	Net assets	$5,988	$65,903
	Shares outstanding	585	4,112
	Net asset value per share	$10.23	$16.03
Class F-2:	Net assets	$205,553	$580,824
	Shares outstanding	20,084	36,239
	Net asset value per share	$10.23	$16.03
Class F-3:	Net assets	$53,113	$354,815
	Shares outstanding	5,190	22,138
	Net asset value per share	$10.23	$16.03
Class R-6:	Net assets	$138,601	$323,208
	Shares outstanding	13,542	20,166
	Net asset value per share	$10.23	$16.03

See notes to financial statements.

80	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$12,052,556	$5,130,822	$1,942,723	$222,032
890,582	307,561	105,982	19,788
$13.53	$16.68	$18.33	$11.22
$424,051	$247,348	$70,496	$11,731
31,334	14,827	3,846	1,045
$13.53	$16.68	$18.33	$11.22
$10	$11	$10	$10
1	1	1	1
$13.53	$16.68	$18.33	$11.22
$352,382	$189,365	$75,179	$2,251
26,038	11,351	4,101	201
$13.53	$16.68	$18.33	$11.22
$3,232,824	$1,270,216	$471,823	$33,357
238,878	76,142	25,740	2,973
$13.53	$16.68	$18.33	$11.22
$7,563,981	$1,045,340	$303,189	$33,823
558,914	62,662	16,540	3,014
$13.53	$16.68	$18.33	$11.22
$814,102	$814,388
60,155	48,818	Not applicable	Not applicable
$13.53	$16.68

American Funds Tax-Exempt Funds	81

Statements of operations
for the six months ended January 31, 2020

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest	$11,643	$51,158
Fees and expenses*:
Investment advisory services	2,025	4,883
Distribution services	606	4,904
Transfer agent services	218	894
Administrative services	178	663
Reports to shareholders	13	56
Registration statement and prospectus	102	230
Trustees’ compensation	5	22
Auditing and legal	41	55
Custodian	1	6
Federal, state and local taxes	3	1
Other	1	3
Total fees and expenses before reimbursements	3,193	11,717
Miscellaneous fee reimbursements	68	—
Total fees and expenses after reimbursements	3,125	11,717
Net investment income	8,518	39,441

Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,165	13,170
Futures contracts	(48)	(2,354)
	2,117	10,816
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,699	25,054
Futures contracts	1,198	6,066
	2,897	31,120
Net realized gain (loss) and unrealized appreciation	5,014	41,936

Net increase in net assets resulting from operations	$13,532	$81,377

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

82	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$347,657	$170,355	$41,636	$4,453

22,553	11,034	3,770	431
16,714	8,771	2,777	326
3,812	1,883	426	48
3,439	1,231	409	44
292	119	23	3
730	389	112	74
116	30	17	1
99	62	74	51
26	12	3	—	†
936	914	504	—	†
9	75	2	—	†
48,726	24,520	8,117	978
—	—	—	84
48,726	24,520	8,117	894
298,931	145,835	33,519	3,559

15,224	6,688	11,806	216
(19,340)	(1,928)	(1,444)	(9)
(4,116)	4,760	10,362	207

433,119	171,649	39,095	5,073
1,342	(1,216)	2,825	2
434,461	170,433	41,920	5,075
430,345	175,193	52,282	5,282
$729,276	$321,028	$85,801	$8,841

American Funds Tax-Exempt Funds	83

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019
Operations:
Net investment income	$8,518	$17,329	$39,441	$82,425	$298,931	$574,456
Net realized gain (loss)	2,117	62	10,816	13,065	(4,116)	11,303
Net unrealized appreciation	2,897	18,116	31,120	94,262	434,461	726,430
Net increase in net assets resulting from operations	13,532	35,507	81,377	189,752	729,276	1,312,189

Distributions paid or accrued to shareholders	(8,471)	(17,259)	(54,423)	(82,197)	(297,617)	(570,280)

Net capital share transactions	74,860	143,943	323,742	179,942	2,362,610	1,875,666

Total increase in net assets	79,921	162,191	350,696	287,497	2,794,269	2,617,575

Net assets:
Beginning of period	1,140,378	978,187	4,252,808	3,965,311	21,645,637	19,028,062
End of period	$1,220,299	$1,140,378	$4,603,504	$4,252,808	$24,439,906	$21,645,637

*	Unaudited.

See notes to financial statements.

84	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019

$145,835	$257,928	$33,519	$67,429	$3,559	$6,510
4,760	(4,530)	10,362	4,454	207	73
170,433	249,037	41,920	82,681	5,075	9,697
321,028	502,435	85,801	154,564	8,841	16,280
(144,221)	(253,695)	(47,698)	(66,970)	(3,529)	(6,466)
768,429	1,012,098	248,436	233,925	22,938	26,639
945,236	1,260,838	286,539	321,519	28,250	36,453

7,752,254	6,491,416	2,576,881	2,255,362	274,954	238,501
$8,697,490	$7,752,254	$2,863,420	$2,576,881	$303,204	$274,954

American Funds Tax-Exempt Funds	85

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

86	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	87

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following tables present the funds’ valuation levels as of January 31, 2020 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$201,695	$—	$201,695
New York	—	75,290	—	75,290
Illinois	—	69,756	—	69,756
Florida	—	66,633	—	66,633
Pennsylvania	—	48,065	—	48,065
Washington	—	44,087	—	44,087
North Carolina	—	37,272	—	37,272
Wisconsin	—	29,977	—	29,977
New Jersey	—	29,153	—	29,153
Minnesota	—	26,914	—	26,914
Other	—	445,751	—	445,751
Short-term securities	—	184,639	—	184,639
Total	$—	$1,259,232	$—	$1,259,232

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,207	$—	$—	$1,207

88	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$525,686	$—	$525,686
Illinois	—	449,212	—	449,212
New York	—	265,591	—	265,591
Florida	—	246,890	—	246,890
Pennsylvania	—	216,641	—	216,641
California	—	173,451	—	173,451
Colorado	—	144,276	—	144,276
New Jersey	—	143,357	—	143,357
Michigan	—	137,622	—	137,622
Wisconsin	—	132,562	—	132,562
Other	—	1,539,286	—	1,539,286
Short-term securities	—	734,358	—	734,358
Total	$—	$4,708,932	$—	$4,708,932

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,995	$—	$—	$4,995
Liabilities:
Unrealized depreciation on futures contracts	(724)	—	—	(724)
Total	$4,271	$—	$—	$4,271

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$3,162,246	$—	$3,162,246
Texas	—	2,777,150	—	2,777,150
New York	—	1,843,482	—	1,843,482
Florida	—	1,571,897	4,911	1,576,808
California	—	1,516,592	—	1,516,592
Pennsylvania	—	1,231,774	—	1,231,774
Michigan	—	1,029,076	—	1,029,076
Washington	—	638,694	—	638,694
Georgia	—	631,852	—	631,852
Ohio	—	595,409	—	595,409
Other	—	8,253,125	—	8,253,125
Short-term securities	—	1,308,655	—	1,308,655
Total	$—	$24,559,952	$4,911	$24,564,863

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,186	$—	$—	$10,186
Liabilities:
Unrealized depreciation on futures contracts	(18,031)	—	—	(18,031)
Total	$(7,845)	$—	$—	$(7,845)

See end of tables for footnote.

American Funds Tax-Exempt Funds	89

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,290,567	$—	$1,290,567
Colorado	—	525,236	—	525,236
Pennsylvania	—	476,111	—	476,111
Puerto Rico	—	472,338	—	472,338
Texas	—	469,724	—	469,724
Florida	—	457,276	4,975	462,251
California	—	416,875	—	416,875
Ohio	—	402,297	—	402,297
New Jersey	—	367,381	—	367,381
New York	—	283,978	—	283,978
Other	—	2,973,093	2,230	2,975,323
Short-term securities	—	564,035	—	564,035
Total	$—	$8,698,911	$7,205	$8,706,116

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,586	$—	$—	$2,586
Liabilities:
Unrealized depreciation on futures contracts	(4,167)	—	—	(4,167)
Total	$(1,581)	$—	$—	$(1,581)

The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$965,425	$—	$965,425
City, county & other issuers	—	1,598,184	—	1,598,184
Guam	—	13,564	—	13,564
Puerto Rico	—	22,781	—	22,781
United States	—	19,171	—	19,171
Short-term securities	—	221,735	—	221,735
Total	$—	$2,840,860	$—	$2,840,860

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,046	$—	$—	$2,046
Liabilities:
Unrealized depreciation on futures contracts	(387)	—	—	(387)
Total	$1,659	$—	$—	$1,659

*	Futures contracts are not included in the investment portfolio.

American Funds Tax-Exempt Fund of New York

At January 31, 2020, all of the fund’s investment securities were classified as Level 2.

90	American Funds Tax-Exempt Funds

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

American Funds Tax-Exempt Funds	91

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2020, the maximum exposure of unfunded bond commitments for American High-Income Municipal Bond Fund was $2,077,000, which would represent .02% of the net assets of the fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to each fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

92	American Funds Tax-Exempt Funds

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

	Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$ 210,592
Limited Term Tax-Exempt Bond Fund of America	706,658
The Tax-Exempt Bond Fund of America	2,350,867
American High-Income Municipal Bond Fund	665,217
The Tax-Exempt Fund of California	287,664
American Funds Tax-Exempt Fund of New York	2,500	*

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location of and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2020 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,207	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(48)	Net unrealized appreciation on futures contracts	$1,198

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,995	Unrealized depreciation*	$724

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,354)	Net unrealized appreciation on futures contracts	$6,066

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,186	Unrealized depreciation*	$18,031

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(19,340)	Net unrealized appreciation on futures contracts	$1,342

See end of tables for footnote.

American Funds Tax-Exempt Funds	93

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,586	Unrealized depreciation*	$4,167

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,928)	Net unrealized depreciation on futures contracts	$(1,216)

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,046	Unrealized depreciation*	$387

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,444)	Net unrealized appreciation on futures contracts	$2,825

American Funds Tax-Exempt Fund of New York

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(9)	Net unrealized appreciation on futures contracts	$2

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program due to each fund’s use of futures contracts that calls for each fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

94	American Funds Tax-Exempt Funds

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended January 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2019
Undistributed ordinary income	$—	$7,876	$—	$—	$—	$—
Undistributed tax-exempt income	99	574	3,740	2,766	1,048	124
Undistributed long-term capital gains	—	3,228	—	—	2,323	—
Capital loss carryforward*	(3,213)	—	(4,085)	(6,497)	—	(5)
As of January 31, 2020
Gross unrealized appreciation on investments	16,322	138,842	1,459,829	603,483	171,972	18,186
Gross unrealized depreciation on investments	(75)	(824)	(31,013)	(26,166)	(1,022)	—
Net unrealized appreciation on investments	16,247	138,018	1,428,816	577,317	170,950	18,186
Cost of investments	1,244,192	4,575,185	23,128,202	8,127,218	2,671,569	286,704

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Tax-Exempt Funds	95

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$5,488		$—	$—	$5,488		$11,676		$—	$—	$11,676
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	41		—	—	41		90		—	—	90
Class F-2	1,492		—	—	1,492		2,521		—	—	2,521
Class F-3	401		—	—	401		825		—	—	825
Class R-6	1,049		—	—	1,049		2,147		—	—	2,147
Total	$8,471		$—	$—	$8,471		$17,259		$—	$—	$17,259

Limited Term Tax-Exempt Bond Fund of America

	Six months ended January 31, 2020								Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$26,868		$6,786		$4,004		$37,658		$58,861		$—	$—	$58,861
Class C	86		36		21		143		241		—	—	241
Class T	—	*	—	*	—	*	—	*	—	*	—	—	—	*
Class F-1	528		135		80		743		1,133		—	—	1,133
Class F-2	5,260		1,194		704		7,158		9,544		—	—	9,544
Class F-3	3,329		721		425		4,475		5,689		—	—	5,689
Class R-6	3,184		668		394		4,246		6,729		—	—	6,729
Total	$39,255		$9,540		$5,628		$54,423		$82,197		$—	$—	$82,197

The Tax-Exempt Bond Fund of America

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$142,357		$—	$—	$142,357		$285,802		$—	$—	$285,802
Class C	3,662		—	—	3,662		8,239		—	—	8,239
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	4,160		—	—	4,160		9,154		—	—	9,154
Class F-2	40,194		—	—	40,194		70,312		—	—	70,312
Class F-3	96,974		—	—	96,974		178,363		—	—	178,363
Class R-6	10,270		—	—	10,270		18,410		—	—	18,410
Total	$297,617		$—	$—	$297,617		$570,280		$—	$—	$570,280

96	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Six months ended January 31, 2020							Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$79,545		$—	$4,226		$83,771		$151,825		$—	$—	$151,825
Class C	3,109		—	207		3,316		6,528		—	—	6,528
Class T	—	*	—	—	*	—	*	—	*	—	—	—	*
Class F-1	2,987		—	158		3,145		6,426		—	—	6,426
Class F-2	20,666		—	1,027		21,693		36,440		—	—	36,440
Class F-3	17,455		—	852		18,307		28,978		—	—	28,978
Class R-6	13,328		—	661		13,989		23,498		—	—	23,498
Total	$137,090		$—	$7,131		$144,221		$253,695		$—	$—	$253,695

The Tax-Exempt Fund of California

	Six months ended January 31, 2020								Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$22,871		$1,734		$7,730		$32,335		$47,435		$—	$—	$47,435
Class C	595		63		282		940		1,394		—	—	1,394
Class T	—	*	—	*	—	*	—	*	—	*	—	—	—	*
Class F-1	864		68		301		1,233		1,952		—	—	1,952
Class F-2	5,744		415		1,851		8,010		10,366		—	—	10,366
Class F-3	3,727		266		1,187		5,180		5,823		—	—	5,823
Total	$33,801		$2,546		$11,351		$47,698		$66,970		$—	$—	$66,970

American Funds Tax-Exempt Fund of New York

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$2,543		$—	$—	$2,543		$4,715		$—	$—	$4,715
Class C	98		—	—	98		201		—	—	201
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	26		—	—	26		50		—	—	50
Class F-2	419		—	—	419		687		—	—	687
Class F-3	443		—	—	443		813		—	—	813
Total	$3,529		$—	$—	$3,529		$6,466		$—	$—	$6,466

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

American Funds Tax-Exempt Funds	97

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2020
American Funds Short-Term Tax-Exempt Bond Fund	.341%		all						.341%
Limited Term Tax-Exempt Bond Fund of America	.300	.150%	$.06	$1.0	3.00%	2.50%	$3,333,333		$3,333,333.220
The Tax-Exempt Bond Fund of America	.300	.110	.06	21.0	3.00	2.00	3,333,333		8,333,333.196
American High-Income Municipal Bond Fund	.300	.140	.06	6.0	3.00	2.50	3,333,333		3,333,333.268
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333		3,333,333.276
American Funds Tax-Exempt Fund of New York	.204		all		3.00	2.50	3,333,333		3,333,333.295

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2020, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$ 1,329
Limited-Term Tax-Exempt Bond Fund of America	917
The Tax-Exempt Bond Fund of America	10,729
American High-Income Municipal Bond Fund	1,024
The Tax-Exempt Fund of California	2,174
American Funds Tax-Exempt Fund of New York	165

98	American Funds Tax-Exempt Funds

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.

For the six months ended January 31, 2020, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$598	$149		$119
Class T	—	—	*	—	*
Class F-1	8	4		1
Class F-2	Not applicable	64		30
Class F-3	Not applicable	1		8
Class R-6	Not applicable	—	*	20
Total class-specific expenses	$606	$218		$178

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$14,277	$1,854		$1,713
Class C	2,015	68		62
Class T	—	—	*	—	*
Class F-1	422	201		52
Class F-2	Not applicable	1,616		452
Class F-3	Not applicable	73		1,049
Class R-6	Not applicable	—	*	111
Total class-specific expenses	$16,714	$3,812		$3,439

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,336	$184		$280
Class C	350	7		11
Class T	—	—	*	—	*
Class F-1	91	41		11
Class F-2	Not applicable	193		66
Class F-3	Not applicable	1		41
Total class-specific expenses	$2,777	$426		$409

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$4,740	$581		$474
Class C	85	3		3
Class T	—	—	*	—	*
Class F-1	79	37		9
Class F-2	Not applicable	270		81
Class F-3	Not applicable	3		49
Class R-6	Not applicable	—	*	47
Total class-specific expenses	$4,904	$894		$663

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$7,327	$1,073		$733
Class C	1,214	54		36
Class T	—	—	*	—	*
Class F-1	230	108		28
Class F-2	Not applicable	633		177
Class F-3	Not applicable	15		146
Class R-6	Not applicable	—	*	111
Total class-specific expenses	$8,771	$1,883		$1,231

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$265	$29		$32
Class C	59	2		2
Class T	—	—	*	—	*
Class F-1	2	1		—	*
Class F-2	Not applicable	16		5
Class F-3	Not applicable	—	*	5
Total class-specific expenses	$326	$48		$44

*	Amount less than one thousand.

American Funds Tax-Exempt Funds	99

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended January 31, 2020, total fees and expenses reimbursed by CRMC were $68,000 and $84,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$2	$3		$5
Limited Term Tax-Exempt Bond Fund of America	12	10		22
The Tax-Exempt Bond Fund of America	59	57		116
American High-Income Municipal Bond Fund	20	10		30
The Tax-Exempt Fund of California	7	10		17
American Funds Tax-Exempt Fund of New York	1	—	*	1
* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended January 31, 2020.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2020.

100	American Funds Tax-Exempt Funds

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$133,541	13,108	$5,377	528	$(92,462)	(9,071)	$46,456	4,565
Class T	—	—	—	—	—	—	—	—
Class F-1	515	50	40	4	(1,477)	(145)	(922)	(91)
Class F-2	42,793	4,201	1,420	139	(21,840)	(2,143)	22,373	2,197
Class F-3	14,606	1,434	398	39	(14,579)	(1,431)	425	42
Class R-6	11,926	1,170	1,049	103	(6,447)	(633)	6,528	640
Total net increase (decrease)	$203,381	19,963	$8,284	813	$(136,805)	(13,423)	$74,860	7,353

Year ended July 31, 2019

Class A	$446,679	44,559	$11,322	1,124	$(454,662)	(45,326)	$3,339	357
Class T	—	—	—	—	—	—	—	—
Class F-1	1,942	194	89	9	(2,196)	(219)	(165)	(16)
Class F-2	183,142	18,317	2,421	240	(59,423)	(5,910)	126,140	12,647
Class F-3	48,796	4,855	787	78	(42,824)	(4,276)	6,759	657
Class R-6	23,958	2,386	2,147	214	(18,235)	(1,816)	7,870	784
Total net increase (decrease)	$704,517	70,311	$16,766	1,665	$(577,340)	(57,547)	$143,943	14,429

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$400,986	25,154	$36,615	2,299	$(255,333)	(16,015)	$182,268	11,438
Class C	2,275	143	143	9	(2,849)	(179)	(431)	(27)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,771	676	717	45	(6,348)	(398)	5,140	323
Class F-2	134,780	8,452	6,487	407	(64,169)	(4,026)	77,098	4,833
Class F-3	76,057	4,772	4,386	276	(35,244)	(2,212)	45,199	2,836
Class R-6	26,534	1,664	4,246	267	(16,312)	(1,023)	14,468	908
Total net increase (decrease)	$651,403	40,861	$52,594	3,303	$(380,255)	(23,853)	$323,742	20,311

Year ended July 31, 2019

Class A	$817,031	52,517	$56,604	3,625	$(947,434)	(61,011)	$(73,799)	(4,869)
Class C	5,804	374	237	15	(9,333)	(599)	(3,292)	(210)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,716	814	1,084	69	(18,544)	(1,193)	(4,744)	(310)
Class F-2	337,537	21,741	8,588	550	(211,713)	(13,615)	134,412	8,676
Class F-3	224,267	14,414	4,980	318	(116,914)	(7,517)	112,333	7,215
Class R-6	52,433	3,374	6,729	431	(44,130)	(2,837)	15,032	968
Total net increase (decrease)	$1,449,788	93,234	$78,222	5,008	$(1,348,068)	(86,772)	$179,942	11,470

See end of tables for footnote.

American Funds Tax-Exempt Funds	101

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$1,402,076	104,907	$135,369	10,115	$(565,772)	(42,334)	$971,673	72,688
Class C	59,225	4,432	3,533	264	(53,356)	(3,992)	9,402	704
Class T	—	—	—	—	—	—	—	—
Class F-1	41,581	3,111	3,958	296	(37,292)	(2,794)	8,247	613
Class F-2	622,481	46,557	38,076	2,845	(261,439)	(19,568)	399,118	29,834
Class F-3	1,155,379	86,542	95,782	7,156	(391,327)	(29,271)	859,834	64,427
Class R-6	104,482	7,836	10,270	767	(416)	(31)	114,336	8,572
Total net increase (decrease)	$3,385,224	253,385	$286,988	21,443	$(1,309,602)	(97,990)	$2,362,610	176,838

Year ended July 31, 2019

Class A	$1,913,815	148,284	$270,339	20,936	$(1,793,783)	(140,013)	$390,371	29,207
Class C	69,698	5,391	7,921	614	(116,360)	(9,053)	(38,741)	(3,048)
Class T	—	—	—	—	—	—	—	—
Class F-1	66,051	5,127	8,750	678	(118,439)	(9,234)	(43,638)	(3,429)
Class F-2	1,319,680	102,510	66,204	5,123	(877,784)	(68,563)	508,100	39,070
Class F-3	2,078,370	161,360	175,472	13,579	(1,306,234)	(101,826)	947,608	73,113
Class R-6	108,442	8,367	18,410	1,425	(14,886)	(1,168)	111,966	8,624
Total net increase (decrease)	$5,556,056	431,039	$547,096	42,355	$(4,227,486)	(329,857)	$1,875,666	143,537

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$572,093	34,715	$79,991	4,848	$(263,557)	(15,996)	$388,527	23,567
Class C	32,374	1,965	3,159	192	(31,499)	(1,912)	4,034	245
Class T	—	—	—	—	—	—	—	—
Class F-1	23,412	1,422	3,060	185	(21,277)	(1,291)	5,195	316
Class F-2	241,008	14,620	19,404	1,177	(129,271)	(7,848)	131,141	7,949
Class F-3	168,241	10,212	17,896	1,085	(58,699)	(3,560)	127,438	7,737
Class R-6	98,129	5,967	13,990	848	(25)	(1)	112,094	6,814
Total net increase (decrease)	$1,135,257	68,901	$137,500	8,335	$(504,328)	(30,608)	$768,429	46,628

Year ended July 31, 2019

Class A	$966,900	61,009	$144,057	9,079	$(684,496)	(43,449)	$426,461	26,639
Class C	50,981	3,214	6,195	390	(53,367)	(3,374)	3,809	230
Class T	—	—	—	—	—	—	—	—
Class F-1	48,091	3,037	6,254	395	(87,411)	(5,545)	(33,066)	(2,113)
Class F-2	563,308	35,694	32,471	2,046	(317,468)	(20,134)	278,311	17,606
Class F-3	331,973	20,911	25,362	1,597	(134,406)	(8,510)	222,929	13,998
Class R-6	102,098	6,412	23,498	1,480	(11,942)	(764)	113,654	7,128
Total net increase (decrease)	$2,063,351	130,277	$237,837	14,987	$(1,289,090)	(81,776)	$1,012,098	63,488

102	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$195,638	10,755	$30,057	1,656	$(93,040)	(5,118)	$132,655	7,293
Class C	9,283	511	911	50	(9,853)	(541)	341	20
Class T	—	—	—	—	—	—	—	—
Class F-1	6,645	365	1,150	63	(5,301)	(291)	2,494	137
Class F-2	95,231	5,237	7,048	388	(47,931)	(2,637)	54,348	2,988
Class F-3	63,666	3,503	5,166	285	(10,234)	(563)	58,598	3,225
Total net increase (decrease)	$370,463	20,371	$44,332	2,442	$(166,359)	(9,150)	$248,436	13,663

Year ended July 31, 2019

Class A	$354,297	20,195	$43,242	2,463	$(351,468)	(20,231)	$46,071	2,427
Class C	11,571	657	1,339	76	(17,470)	(1,000)	(4,560)	(267)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,762	614	1,815	104	(18,340)	(1,050)	(5,763)	(332)
Class F-2	241,537	13,875	9,002	512	(111,887)	(6,404)	138,652	7,983
Class F-3	105,180	5,967	5,174	294	(50,829)	(2,924)	59,525	3,337
Total net increase (decrease)	$723,347	41,308	$60,572	3,449	$(549,994)	(31,609)	$233,925	13,148

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$26,503	2,391	$2,049	185	$(10,515)	(947)	$18,037	1,629
Class C	1,516	137	92	8	(1,666)	(151)	(58)	(6)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,544	229	21	2	(2,333)	(209)	232	22
Class F-2	7,268	656	403	36	(3,624)	(327)	4,047	365
Class F-3	3,299	297	443	40	(3,062)	(275)	680	62
Total net increase (decrease)	$41,130	3,710	$3,008	271	$(21,200)	(1,909)	$22,938	2,072

Year ended July 31, 2019

Class A	$43,401	4,058	$3,742	349	$(36,741)	(3,477)	$10,402	930
Class C	1,713	160	190	18	(2,452)	(231)	(549)	(53)
Class T	—	—	—	—	—	—	—	—
Class F-1	409	38	38	4	(561)	(53)	(114)	(11)
Class F-2	21,136	2,004	685	64	(10,147)	(952)	11,674	1,116
Class F-3	16,808	1,584	570	53	(12,152)	(1,148)	5,226	489
Total net increase (decrease)	$83,467	7,844	$5,225	488	$(62,053)	(5,861)	$26,639	2,471

*	Includes exchanges between share classes of the fund.

American Funds Tax-Exempt Funds	103

10. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2020, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$377,732	$340,351
Limited Term Tax-Exempt Bond Fund of America	1,153,585	1,069,762
The Tax-Exempt Bond Fund of America	4,212,109	1,794,163
American High-Income Municipal Bond Fund	1,551,040	828,746
The Tax-Exempt Fund of California	488,380	345,692
American Funds Tax-Exempt Fund of New York	43,947	13,809

104	American Funds Tax-Exempt Funds

11. Ownership concentration

At January 31, 2020, CRMC held aggregate ownership of 11% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 11% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to both of the funds.

American Funds Tax-Exempt Funds	105

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
1/31/2020[4,5]	$10.19	$.07	$.04	$.11		$(.07)	$10.23	1.09%[6]		$817		.58%[7]		.57%[7]		1.38%[7]
7/31/2019	10.04	.16	.15	.31		(.16)	10.19	3.09		767		.59		.59		1.56
7/31/2018	10.15	.13	(.11)	.02		(.13)	10.04	.24		752		.58		.58		1.33
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.46		739		.59		.59		1.15
7/31/2016	10.17	.10	.05	.15		(.10)	10.22	1.51		688		.59		.59		1.02
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.26		653		.58		.58		1.04
Class T:
1/31/2020[4,5]	10.19	.08	.04	.12		(.08)	10.23	1.17	[6,8]	—	[9]	.43	[7,8]	.42	[7,8]	1.54	[7,8]
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.20	[8]	—	[9]	.47	[8]	.47	[8]	1.67	[8]
7/31/2018	10.15	.15	(.11)	.04		(.15)	10.04	.36	[8]	—	[9]	.47	[8]	.47	[8]	1.44	[8]
7/31/2017[4,10]	10.11	.04	.04	.08		(.04)	10.15	.82	[6,8]	—	[9]	.15	[6,8]	.15	[6,8]	.42	[6,8]
Class F-1:
1/31/2020[4,5]	10.19	.06	.04	.10		(.06)	10.23	.99	[6]	6		.78	[7]	.76	[7]	1.20	[7]
7/31/2019	10.04	.13	.15	.28		(.13)	10.19	2.85		7		.81		.81		1.34
7/31/2018	10.15	.11	(.11)	—	[11]	(.11)	10.04	.02		7		.80		.80		1.10
7/31/2017	10.22	.09	(.07)	.02		(.09)	10.15	.23		9		.82		.82		.92
7/31/2016	10.17	.08	.05	.13		(.08)	10.22	1.29		13		.81		.81		.80
7/31/2015	10.25	.08	(.08)	—	[11]	(.08)	10.17	.05		9		.80		.80		.83
Class F-2:
1/31/2020[4,5]	10.19	.08	.04	.12		(.08)	10.23	1.15	[6]	205		.46	[7]	.45	[7]	1.50	[7]
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.17		182		.49		.49		1.67
7/31/2018	10.15	.14	(.11)	.03		(.14)	10.04	.28		52		.54		.54		1.37
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.49		47		.57		.57		1.17
7/31/2016	10.17	.11	.05	.16		(.11)	10.22	1.55		80		.56		.56		1.06
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.29		64		.55		.55		1.08

106	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class F-3:
1/31/2020[4,5]	$10.19	$.08	$.04	$.12	$(.08)	$10.23	1.18%[6]		$53	.40%[7]		.39%[7]		1.57%[7]
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.23		52	.44		.44		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		45	.44		.44		1.45
7/31/2017[4,12]	10.07	.07	.08	.15	(.07)	10.15	1.49	[6]	77	.47	[7]	.47	[7]	1.35	[7]
Class R-6:
1/31/2020[4,5]	10.19	.08	.04	.12	(.08)	10.23	1.19	[6]	139	.40	[7]	.39	[7]	1.57	[7]
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.24		132	.43		.43		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		122	.44		.44		1.48
7/31/2017[4,13]	10.09	.05	.06	.11	(.05)	10.15	1.20	[6]	127	.17	[6]	.17	[6]	.51	[6]

	Six months ended
	January 31,	Year ended July 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	32%	50%	34%	26%	21%	38%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-6 shares began investment operations on March 17, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	107

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$15.93	$.14	$.15	$.29	$(.14)	$(.05)	$(.19)	$16.03	1.84%[5]		$3,262		.60%[6]		1.70%[6]
7/31/2019	15.52	.31	.41	.72	(.31)	—	(.31)	15.93	4.71		3,060		.59		2.00
7/31/2018	15.77	.31	(.25)	.06	(.31)	—	(.31)	15.52	.40		3,057		.59		2.00
7/31/2017	16.04	.32	(.27)	.05	(.32)	—	(.32)	15.77	.34		3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	—	(.35)	16.04	2.97		3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—	(.38)	15.92	1.23		2,670		.57		2.36
Class C:
1/31/2020[3,4]	15.93	.08	.15	.23	(.08)	(.05)	(.13)	16.03	1.48	[5]	17		1.30	[6]	1.01	[6]
7/31/2019	15.52	.20	.41	.61	(.20)	—	(.20)	15.93	3.94		18		1.33		1.27
7/31/2018	15.77	.20	(.25)	(.05)	(.20)	—	(.20)	15.52	(.34)		20		1.34		1.26
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—	(.20)	15.77	(.40)		25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—	(.23)	16.04	2.20		30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—	(.26)	15.92	.47		30		1.33		1.60
Class T:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	1.99	[5,7]	—	[8]	.30	[6,7]	2.01	[6,7]
7/31/2019	15.52	.35	.41	.76	(.35)	—	(.35)	15.93	4.99	[7]	—	[8]	.33	[7]	2.27	[7]
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.68	[7]	—	[8]	.33	[7]	2.26	[7]
7/31/2017[3,9]	15.68	.12	.09	.21	(.12)	—	(.12)	15.77	1.32	[5,7]	—	[8]	.10	[5,7]	.74	[5,7]
Class F-1:
1/31/2020[3,4]	15.93	.13	.15	.28	(.13)	(.05)	(.18)	16.03	1.82	[5]	66		.63	[6]	1.68	[6]
7/31/2019	15.52	.30	.41	.71	(.30)	—	(.30)	15.93	4.63		60		.67		1.93
7/31/2018	15.77	.30	(.25)	.05	(.30)	—	(.30)	15.52	.33		64		.66		1.93
7/31/2017	16.04	.31	(.27)	.04	(.31)	—	(.31)	15.77	.26		83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—	(.33)	16.04	2.88		90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—	(.36)	15.92	1.13		84		.67		2.27

108	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$15.93	$.16	$.15	$.31	$(.16)	$(.05)	$(.21)	$16.03	1.96%[5]		$581	.37%[6]		1.94%[6]
7/31/2019	15.52	.34	.41	.75	(.34)	—	(.34)	15.93	4.91		500	.39		2.20
7/31/2018	15.77	.34	(.25)	.09	(.34)	—	(.34)	15.52	.58		353	.41		2.18
7/31/2017	16.04	.35	(.27)	.08	(.35)	—	(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	—	(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—	(.40)	15.92	1.39		208	.41		2.52
Class F-3:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	2.01	[5]	355	.27	[6]	2.04	[6]
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02		308	.30		2.29
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70		187	.30		2.29
7/31/2017[3,10]	15.59	.19	.18	.37	(.19)	—	(.19)	15.77	2.37	[5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	2.01	[5]	323	.27	[6]	2.04	[6]
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02		307	.29		2.30
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70		284	.30		2.29
7/31/2017	16.04	.37	(.27)	.10	(.37)	—	(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—	(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—	(.42)	15.92	1.50		190	.31		2.62

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	26%	42%	28%	27%	16%	19%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	109

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$13.29	$.17	$.24	$.41	$(.17)	$13.53	3.09%[5]		$12,053		.53%[6]		2.50%[6]
7/31/2019	12.81	.37	.47	.84	(.36)	13.29	6.71		10,868		.52		2.84
7/31/2018	12.98	.38	(.17)	.21	(.38)	12.81	1.60		10,102		.53		2.91
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)		9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69		9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62		7,385		.54		3.28
Class C:
1/31/2020[3,4]	13.29	.12	.24	.36	(.12)	13.53	2.72	[5]	424		1.25	[6]	1.78	[6]
7/31/2019	12.81	.27	.47	.74	(.26)	13.29	5.88		407		1.31		2.06
7/31/2018	12.98	.27	(.17)	.10	(.27)	12.81	.80		432		1.32		2.12
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)		474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85		517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80		349		1.33		2.50
Class T:
1/31/2020[3,4]	13.29	.18	.24	.42	(.18)	13.53	3.21	[5,7]	—	[8]	.28	[6,7]	2.74	[6,7]
7/31/2019	12.81	.40	.47	.87	(.39)	13.29	6.93	[7]	—	[8]	.32	[7]	3.05	[7]
7/31/2018	12.98	.40	(.17)	.23	(.40)	12.81	1.83	[7]	—	[8]	.32	[7]	3.12	[7]
7/31/2017[3,9]	12.85	.14	.13	.27	(.14)	12.98	2.07	[5,7]	—	[8]	.10	[5,7]	1.06	[5,7]
Class F-1:
1/31/2020[3,4]	13.29	.16	.24	.40	(.16)	13.53	3.05	[5]	352		.61	[6]	2.42	[6]
7/31/2019	12.81	.36	.47	.83	(.35)	13.29	6.58		338		.64		2.72
7/31/2018	12.98	.36	(.17)	.19	(.36)	12.81	1.48		370		.65		2.80
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)		461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53		518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49		1,474		.67		3.16

110	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$13.29	$.18	$.24	$.42		$(.18)	$13.53	3.18%[5]		$3,233	.35%[6]		2.67%[6]
7/31/2019	12.81	.39	.47	.86		(.38)	13.29	6.86		2,778	.38		2.98
7/31/2018	12.98	.39	(.17)	.22		(.39)	12.81	1.74		2,177	.39		3.05
7/31/2017	13.40	.42	(.42)	—	[10]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87		(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48		(.44)	12.96	3.76		990	.41		3.42
Class F-3:
1/31/2020[3,4]	13.29	.19	.24	.43		(.19)	13.53	3.23	[5]	7,564	.25	[6]	2.78	[6]
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		6,570	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.84		5,397	.28		3.11
7/31/2017[3,11]	12.75	.22	.23	.45		(.22)	12.98	3.54	[5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2020[3,4]	13.29	.19	.24	.43		(.19)	13.53	3.23	[5]	814	.25	[6]	2.78	[6]
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		685	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.85		550	.28		3.15
7/31/2017	13.40	.44	(.43)	.01		(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88		(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50		(.46)	12.96	3.86		270	.30		3.52

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	8%	20%	17%	20%	13%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	111

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$16.33	$.29	$.34	$.63	$(.27)	$(.01)	$(.28)	$16.68	3.91%[5]		$5,131		.68%[6]		3.46%[6]
7/31/2019	15.78	.58	.54	1.12	(.57)	—	(.57)	16.33	7.28		4,637		.68		3.67
7/31/2018	15.73	.59	.04	.63	(.58)	—	(.58)	15.78	4.05		4,062		.69		3.72
7/31/2017	16.21	.60	(.49)	.11	(.59)	—	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	—	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	—	(.63)	15.40	5.34		2,700		.68		4.13
Class C:
1/31/2020[3,4]	16.33	.23	.34	.57	(.21)	(.01)	(.22)	16.68	3.55	[5]	247		1.38	[6]	2.76	[6]
7/31/2019	15.78	.47	.54	1.01	(.46)	—	(.46)	16.33	6.49		238		1.41		2.94
7/31/2018	15.73	.47	.04	.51	(.46)	—	(.46)	15.78	3.29		227		1.43		2.97
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	—	(.47)	15.73	—		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	—	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	—	(.51)	15.40	4.55		182		1.44		3.37
Class T:
1/31/2020[3,4]	16.33	.31	.34	.65	(.29)	(.01)	(.30)	16.68	4.07	[5,7]	—	[8]	.38	[6,7]	3.76	[6,7]
7/31/2019	15.78	.62	.54	1.16	(.61)	—	(.61)	16.33	7.55	[7]	—	[8]	.42	[7]	3.93	[7]
7/31/2018	15.73	.63	.04	.67	(.62)	—	(.62)	15.78	4.34	[7]	—	[8]	.43	[7]	3.98	[7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	—	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2020[3,4]	16.33	.29	.34	.63	(.27)	(.01)	(.28)	16.68	3.90	[5]	189		.70	[6]	3.44	[6]
7/31/2019	15.78	.57	.54	1.11	(.56)	—	(.56)	16.33	7.21		180		.74		3.61
7/31/2018	15.73	.58	.04	.62	(.57)	—	(.57)	15.78	3.99		208		.75		3.65
7/31/2017	16.21	.59	(.49)	.10	(.58)	—	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	—	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	—	(.61)	15.40	5.27		207		.75		4.06

112	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$16.33	$.31	$.34	$.65	$(.29)	$(.01)	$(.30)	$16.68	4.04%[5]		$1,270	.44%[6]		3.70%[6]
7/31/2019	15.78	.61	.54	1.15	(.60)	—	(.60)	16.33	7.49		1,114	.47		3.87
7/31/2018	15.73	.62	.04	.66	(.61)	—	(.61)	15.78	4.26		798	.49		3.91
7/31/2017	16.21	.63	(.49)	.14	(.62)	—	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	—	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	—	(.65)	15.40	5.53		321	.49		4.32
Class F-3:
1/31/2020[3,4]	16.33	.32	.34	.66	(.30)	(.01)	(.31)	16.68	4.09	[5]	1,045	.34	[6]	3.80	[6]
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.60		897	.37		3.97
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37		646	.38		4.02
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	—	(.32)	15.73	4.96	[5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2020[3,4]	16.33	.32	.34	.66	(.30)	(.01)	(.31)	16.68	4.09	[5]	815	.34	[6]	3.81	[6]
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.61		686	.37		3.98
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37		550	.38		4.02
7/31/2017	16.21	.64	(.49)	.15	(.63)	—	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	—	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	—	(.67)	15.40	5.64		188	.39		4.42

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	11%	20%	24%	30%	21%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	113

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$18.08	$.22	$.34	$.56	$(.22)	$(.09)	$(.31)	$18.33	3.15%[5]		$1,943		.63%[6]		2.42%[6]
7/31/2019	17.43	.50	.65	1.15	(.50)	—	(.50)	18.08	6.73		1,784		.59		2.88
7/31/2018	17.63	.51	(.20)	.31	(.51)	—	(.51)	17.43	1.77		1,678		.61		2.90
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	—	(.53)	17.63	(.22)		1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	—	(.56)	18.21	6.65		1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	—	(.59)	17.62	3.98		1,386		.62		3.38
Class C:
1/31/2020[3,4]	18.08	.16	.34	.50	(.16)	(.09)	(.25)	18.33	2.76	[5]	70		1.38	[6]	1.67	[6]
7/31/2019	17.43	.36	.65	1.01	(.36)	—	(.36)	18.08	5.90		69		1.38		2.10
7/31/2018	17.63	.37	(.20)	.17	(.37)	—	(.37)	17.43	.97		71		1.40		2.11
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	—	(.39)	17.63	(1.00)		83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	—	(.42)	18.21	5.82		97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	—	(.45)	17.62	3.16		78		1.40		2.59
Class T:
1/31/2020[3,4]	18.08	.25	.34	.59	(.25)	(.09)	(.34)	18.33	3.27	[5,7]	—	[8]	.40	[6,7]	2.65	[6,7]
7/31/2019	17.43	.54	.65	1.19	(.54)	—	(.54)	18.08	6.95	[7]	—	[8]	.39	[7]	3.09	[7]
7/31/2018	17.63	.54	(.20)	.34	(.54)	—	(.54)	17.43	1.98	[7]	—	[8]	.40	[7]	3.10	[7]
7/31/2017[3,9]	17.42	.18	.21	.39	(.18)	—	(.18)	17.63	2.24	[5,7]	—	[8]	.12	[5,7]	1.02	[5,7]
Class F-1:
1/31/2020[3,4]	18.08	.22	.34	.56	(.22)	(.09)	(.31)	18.33	3.10	[5]	75		.72	[6]	2.33	[6]
7/31/2019	17.43	.48	.65	1.13	(.48)	—	(.48)	18.08	6.59		72		.72		2.76
7/31/2018	17.63	.49	(.20)	.29	(.49)	—	(.49)	17.43	1.64		75		.73		2.77
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	—	(.51)	17.63	(.35)		76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	—	(.54)	18.21	6.52		83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	—	(.57)	17.62	3.85		63		.74		3.26

114	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$18.08	$.24	$.34	$.58	$(.24)	$(.09)	$(.33)	$18.33	3.25%[5]		$472	.45%[6]		2.60%[6]
7/31/2019	17.43	.53	.65	1.18	(.53)	—	(.53)	18.08	6.88		411	.45		3.02
7/31/2018	17.63	.53	(.20)	.33	(.53)	—	(.53)	17.43	1.89		257	.48		3.03
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	—	(.55)	17.63	(.09)		200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	—	(.59)	18.21	6.79		213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	—	(.61)	17.62	4.10		134	.49		3.51
Class F-3:
1/31/2020[3,4]	18.08	.25	.34	.59	(.25)	(.09)	(.34)	18.33	3.29	[5]	303	.36	[6]	2.69	[6]
7/31/2019	17.43	.55	.64	1.19	(.54)	—	(.54)	18.08	6.98		241	.36		3.11
7/31/2018	17.63	.55	(.20)	.35	(.55)	—	(.55)	17.43	2.01		174	.37		3.13
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	—	(.29)	17.63	3.79	[5]	124	.38	[6]	3.25	[6]

	Six months ended January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	13%	27%	14%	21%	11%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	115

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2020[4,5]	$11.02	$.14	$.19	$.33	$(.13)	$11.22	3.05%[6]		$222		.69%[7]		.63%[7]		2.42%[7]
7/31/2019	10.61	.28	.41	.69	(.28)	11.02	6.57		200		.67		.67		2.60
7/31/2018	10.80	.27	(.19)	.08	(.27)	10.61	.75	[8]	183		.72	[8]	.69	[8]	2.52	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[8]		169		.74	[8]	.69	[8]	2.55	[8]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[8]	161		.72	[8]	.69	[8]	2.54	[8]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[8]	124		.72	[8]	.67	[8]	2.91	[8]
Class C:
1/31/2020[4,5]	11.02	.10	.19	.29	(.09)	11.22	2.66	[6]	12		1.44	[7]	1.38	[7]	1.67	[7]
7/31/2019	10.61	.19	.41	.60	(.19)	11.02	5.74		12		1.46		1.45		1.81
7/31/2018	10.80	.19	(.19)	— [9]	(.19)	10.61	(.04)		12		1.52		1.48		1.73
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
Class T:
1/31/2020[4,5]	11.02	.16	.19	.35	(.15)	11.22	3.17	[6,8]	—	[10]	.44	[7,8]	.39	[7,8]	2.65	[7,8]
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.78	[8]	—	[10]	.47	[8]	.46	[8]	2.79	[8]
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.98	[8]	—	[10]	.52	[8]	.48	[8]	2.73	[8]
7/31/2017[4,11]	10.68	.09	.13	.22	(.10)	10.80	2.02	[6,8]	—	[10]	.19	[6,8]	.15	[6,8]	.87	[6,8]
Class F-1:
1/31/2020[4,5]	11.02	.14	.19	.33	(.13)	11.22	3.04	[6,8]	2		.70	[7,8]	.64	[7,8]	2.41	[7,8]
7/31/2019	10.61	.27	.41	.68	(.27)	11.02	6.52	[8]	2		.72	[8]	.71	[8]	2.55	[8]
7/31/2018	10.80	.26	(.19)	.07	(.26)	10.61	.69	[8]	2		.79	[8]	.75	[8]	2.45	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[8]		3		.73	[8]	.68	[8]	2.56	[8]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[8]	2		.65	[8]	.62	[8]	2.61	[8]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[8]	2		.80	[8]	.74	[8]	2.83	[8]

116	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
1/31/2020[4,5]	$11.02	$.15	$.19	$.34	$(.14)	$11.22	3.14%[6]		$33	.51%[7]		.46%[7]		2.59%[7]
7/31/2019	10.61	.29	.41	.70	(.29)	11.02	6.74		29	.51		.51		2.75
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.89		16	.59		.54		2.67
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)		11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10		31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20	.61		.56		3.02
Class F-3:
1/31/2020[4,5]	11.02	.16	.19	.35	(.15)	11.22	3.19	[6]	34	.42	[7]	.36	[7]	2.69	[7]
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.83		32	.42		.42		2.84
7/31/2018	10.80	.30	(.19)	.11	(.30)	10.61	1.00		26	.48		.44		2.78
7/31/2017[4,12]	10.58	.15	.22	.37	(.15)	10.80	3.54	[6]	16	.58	[7]	.45	[7]	2.79	[7]

	Six months ended January 31,	Year ended July 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	5%	16%	21%	27%	14%	42%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Class T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	117

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2019, through January 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

118	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,010.91	$2.89	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class T – actual return	1,000.00	1,011.71	2.13	.42
Class T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-1 – actual return	1,000.00	1,009.94	3.85	.76
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-2 – actual return	1,000.00	1,011.53	2.28	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,011.84	1.98	.39
Class F-3 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-6 – actual return	1,000.00	1,011.87	1.98	.39
Class R-6 – assumed 5% return	1,000.00	1,023.24	1.99	.39

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,018.35	$3.05	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,014.80	6.60	1.30
Class C – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class T – actual return	1,000.00	1,019.89	1.53	.30
Class T – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class F-1 – actual return	1,000.00	1,018.23	3.20	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	1,019.57	1.88	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,020.07	1.37	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class R-6 – actual return	1,000.00	1,020.10	1.37	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

The Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.89	$2.71	.53%
Class A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class C – actual return	1,000.00	1,027.16	6.39	1.25
Class C – assumed 5% return	1,000.00	1,018.90	6.36	1.25
Class T – actual return	1,000.00	1,032.14	1.43	.28
Class T – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class F-1 – actual return	1,000.00	1,030.46	3.12	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	1,031.78	1.79	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,032.34	1.28	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class R-6 – actual return	1,000.00	1,032.34	1.28	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

See end of tables for footnote.

American Funds Tax-Exempt Funds	119

American High-Income Municipal Bond Fund

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,039.13	$3.50	.68%
Class A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class C – actual return	1,000.00	1,035.49	7.08	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,040.70	1.95	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,039.01	3.60	.70
Class F-1 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class F-2 – actual return	1,000.00	1,040.38	2.26	.44
Class F-2 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-3 – actual return	1,000.00	1,040.92	1.75	.34
Class F-3 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,040.93	1.75	.34
Class R-6 – assumed 5% return	1,000.00	1,023.49	1.73	.34

The Tax-Exempt Fund of California

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,031.52	$3.23	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,027.63	7.05	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,032.71	2.05	.40
Class T – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-1 – actual return	1,000.00	1,031.04	3.69	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	1,032.46	2.31	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,032.90	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36

American Funds Tax-Exempt Fund of New York

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.49	$3.22	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,026.63	7.05	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,031.75	2.00	.39
Class T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-1 – actual return	1,000.00	1,030.44	3.28	.64
Class F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 – actual return	1,000.00	1,031.41	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class F-3 – actual return	1,000.00	1,031.93	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

120	American Funds Tax-Exempt Funds

Liquidity Risk Management Program

The funds have adopted a liquidity risk management program (the “program”). Each fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Tax-Exempt Funds	121

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122	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	123

Offices of the funds

STEX, LTEX, TEBF, AHIM, TEFCA
333 South Hope Street
Los Angeles, CA 90071-1406

TEFNY

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodians of assets

STEX, LTEX, TEBF, AHIM, TEFCA
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

TEFNY

Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

124	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Complete January 31, 2020, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results, as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of California®

Investment portfolio

January 31, 2020

unaudited

Bonds, notes & other debt instruments 91.47% California 89.53% State issuers 33.72%	Principal amount (000)	Value (000)
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	$5,000	$5,190
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,343
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2032	950	1,203
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2033	1,515	1,914
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	959
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,634
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,253
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2037	1,265	1,581
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,421
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2044	4,000	4,912
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	10,575	11,652
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021 (preref. 2020)	1,625	1,636
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	1,400	1,412
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	2,545	4,097
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2018-A, 5.00% 2053	3,985	4,888
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,145
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	11,795	12,351
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,982
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,479
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029 (preref. 2023)	3,265	3,766
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,218
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	3,030
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 20401	500	571
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 20501	700	791
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 20551	600	674
G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,136
G.O. Bonds, Series 2013-B, (SIFMA Municipal Swap Index + 0.38%) 1.32% 2027 (put 2022)2	2,000	2,006
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.37% 2029 (put 2023)2	1,500	1,507
G.O. Bonds, Series 2015, 5.25% 2032	5,000	6,137
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	10,000	14,249
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	3,115
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	12,600	11,644
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,873
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	1,950	2,320
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	3,580	4,175
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	2,550	2,791

The Tax-Exempt Fund of California — Page 1 of 34

unaudited

Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	$2,450	$2,568
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	4,250	4,455
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	617
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,142
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,999
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home Communities), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	3,600
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	14,889
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	1,500	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,137
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,816
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,412
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	110
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	479
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	470
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	574
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	743
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,281
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,332
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,136
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,896
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,516
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,249
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,110
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,081
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	614
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,593
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	10,064
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,104
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	11,399
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	4,475	4,634
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	1,700	1,743
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,426
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,422
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,745
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,236
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	8,740	10,477
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-1, 4.25% 2035	17,858	21,768
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-2, 4.00% 2033	6,000	7,096
Housing Fin. Agcy., Municipal Certificates, Series 2019-X-1, 0.30% 20352	14,300	356
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	2,133
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	1,425	1,727
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	8,060
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	7,200	8,265

The Tax-Exempt Fund of California — Page 2 of 34

unaudited

Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 2030	$2,000	$2,363
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2039	300	378
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2044	350	435
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2049	540	667
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,003
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,505
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,338
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2031	1,230	1,519
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,405
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,359
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)2	8,500	8,633
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	8,000	8,219
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.535% 2047 (put 2021)2	4,925	4,933
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 1.576% 2047 (put 2022)2	3,000	3,007
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,138
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	2,000	2,572
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	583
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	2,745	3,148
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	622
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,237
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,105
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 20401	2,335	2,719
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20451	2,800	3,260
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 4.00% 20211	600	617
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20361	3,500	4,075
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20461	750	860
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	376
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	192
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	287
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	284
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	252
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	282
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	281
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,956
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	490	539
Municipal Fin. Auth., Rev. Bonds (Channing House Project), Series 2017-A, 5.00% 2033	1,000	1,238
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2022	1,300	1,405
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	690	864
Municipal Fin. Auth., Rev. Bonds (Emerson College), Series 2017-B, 5.00% 2035	1,500	1,852

The Tax-Exempt Fund of California — Page 3 of 34

unaudited

Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 20391	$915	$995
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 20571	1,890	2,007
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	4,292
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,883
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,339
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,624
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,340	4,015
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	9,115	10,896
Municipal Fin. Auth., Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 2020	260	266
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,768
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2029	390	506
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2030	250	328
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2031	1,250	1,666
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2032	925	1,251
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 20391	1,250	1,471
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 20491	575	662
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025 (preref. 2020)	2,100	2,134
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030 (preref. 2020)	1,000	1,018
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,248
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,858
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	799
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,224
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,219
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,399
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	5,228
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 2049	1,600	2,021
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)1	4,150	4,493
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	659
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	675
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2041	2,500	2,770
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	922
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	610
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	535
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	739
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	782
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	3,214
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,398
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,491
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	1,250	1,474
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,170
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,745
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	721
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	749
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	718
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	716
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,179

The Tax-Exempt Fund of California — Page 4 of 34

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Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	$4,010	$4,692
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,791
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,173
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2031	1,000	1,155
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,434
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	750	856
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,348
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,000	2,273
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	3,226
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	3,095
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	4,500	5,329
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,546
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,670
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,607
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,873
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,640
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,112
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2039	1,000	1,165
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	1,000	1,148
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	4,900	4,930
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,619
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	6,525	7,895
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,420
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	8,978
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	3,066
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	4,259
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.999% 20272	5,700	5,643
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,723
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,097
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	1,425	1,445
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025 (preref. 2020)	4,200	4,259
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	11,475	13,148
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 2040 (put 2025)	2,000	2,174
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2019, 5.00% 20231	1,085	1,229
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2021	450	477
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,080	1,214
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2025	225	267
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,375	1,706
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,285
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2023	200	223
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2037	2,000	2,322
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2047	4,025	4,598
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030 (preref. 2020)	1,400	1,405

The Tax-Exempt Fund of California — Page 5 of 34

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Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035 (preref. 2020)	$2,000	$2,008
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2037	1,500	1,801
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2041	3,000	3,558
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,400	3,954
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 20271	750	822
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20321	2,500	2,933
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20371	1,485	1,719
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20441	805	920
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 20361	1,365	1,484
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy - Obligated Group), Series 2018-A, 5.00% 20351	500	573
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 20291	3,345	3,909
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 20411	3,000	3,390
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 20481	2,795	3,139
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 20551	1,000	1,090
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 20361	1,000	1,079
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 20461	750	803
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 20341	750	821
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 20301	315	352
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 20471	250	273
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20461	4,300	5,057
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20301	1,950	2,251
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20371	2,105	2,402
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 20431	1,750	2,024
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 20491	1,900	2,188
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 20541	5,000	5,730
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 20371	675	810
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 20541	2,150	2,592
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20371	1,455	1,720
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20491	5,400	6,274
Southern California Home Fncg. Auth., Single Family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	40	41
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,633
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	2,657
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	4,500	4,507
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2024	300	345

The Tax-Exempt Fund of California — Page 6 of 34

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Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2025	$275	$325
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2026	395	475
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	991
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2037	735	960
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2031	1,300	1,740
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2032	500	666
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2033	1,000	1,326
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	3,218
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,209
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,389
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,779
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	7,000	7,052
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	1,500	1,504
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Robert Farrell Manor and Western Gardens Apartments), Series 2019-T-1, 1.25% 2021 (put 2021)	2,310	2,317
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	1,250	1,252
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	2,905	2,967
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,418
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,548
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,595
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,376
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,260
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,445
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,833
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2020	15	15
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	335	357
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	270	298
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2026	75	90
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,932
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	6,013
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,307

The Tax-Exempt Fund of California — Page 7 of 34

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Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	$405	$503
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,815	2,147
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	4,281
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,647
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	547
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	5,000	6,732
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	4,000	5,386
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,052
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 20341	100	121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 20391	105	126
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 20511	1,590	1,871
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,533
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	1,057
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,925	3,315
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 20561	1,400	1,595
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 20581	1,000	1,189
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	760
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,371
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,807
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,964
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,239
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,528
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,072
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20321	2,025	2,426
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20411	11,920	13,987
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,049
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	603
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	6,084
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	760
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	2,029
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 20261	3,385	3,793
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20361	3,500	4,015

The Tax-Exempt Fund of California — Page 8 of 34

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Bonds, notes & other debt instruments (continued) California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20461	$2,250	$2,543
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	827
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,616
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,114
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	10,075	11,380
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,203
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,794
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,479
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,331
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 2054	14,865	2,347
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2026	2,000	2,430
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2028	1,500	1,895
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2032	2,400	3,038
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2033	2,000	2,524
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2037	2,000	2,425
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2038	1,000	1,208
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2039	1,000	1,206
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2048	10,230	12,753
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	923
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,609
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,362
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 1.949% 20372	5,100	5,084
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,131
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,630	1,723
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	6,660	7,361
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,440	19,108
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	15,955	17,679
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	3,045	3,088
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	6,580	6,913
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 4.00% 2035	20,840	24,378
		965,425
City, county & other issuers 55.81%
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2039	2,000	2,467
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,200	1,377
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,297

The Tax-Exempt Fund of California — Page 9 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	$1,000	$1,194
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,513
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,880
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,278
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,821
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2042	1,000	1,135
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	566
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2029	500	601
City of Anaheim, Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027 (preref. 2022)	3,500	3,903
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2044	1,000	1,250
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2032	455	563
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2035	600	738
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2036	655	803
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2044	1,310	1,591
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2049	1,930	2,329
Baldwin Park Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	7,468
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2035	955	1,199
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	1,500	1,732
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2032	1,000	1,145
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	2,200	2,264
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Channing House), Series 2010, 6.00% 2030 (preref. 2020)	2,000	2,029
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Channing House), Series 2010, 6.125% 2040 (preref. 2020)	3,000	3,045
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,076
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,120
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,189
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	4,258
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2021	515	544
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2023	80	88
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	1,000	1,068

The Tax-Exempt Fund of California — Page 10 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	$5,000	$5,611
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)2	1,400	1,423
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)2	7,900	8,105
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2034 (put 2021)2	2,825	2,837
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.886% 2045 (put 2021)2	2,100	2,106
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	3,510	4,234
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056	20,000	25,356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-H, 5.00% 2044	1,000	1,271
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	1,475	1,735
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 2044	600	699
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 2044	1,000	1,157
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 2049	1,000	1,151
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8C), Special Tax Bonds, Series 2018-A, 5.00% 2043	1,605	1,871
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8C), Special Tax Bonds, Series 2018-A, 5.00% 2048	5,715	6,630
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8D), Special Tax Bonds, Series 2018-A, 5.00% 2043	565	659
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8D), Special Tax Bonds, Series 2018-A, 5.00% 2048	1,000	1,160
City of Beaumont, Community Facs. Dist. No. 93-1 (Improvement Area No. 8E), Special Tax Bonds, Series 2019, 5.00% 2048	2,500	2,900
Brentwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	9,940	11,263
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-Backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	175	177
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.25% 2032	1,350	1,413
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	1,300	1,393
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 2047	1,745	1,980
City of Cathedral City, Public Fncg. Auth., Tax Allocation Housing Rev. Bonds (2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	3,683
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2030	1,050	1,220
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2033	2,500	2,896
Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 5.00% 2038	1,000	1,096
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,547
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	500	519
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 2042	1,500	1,708
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2043	6,000	6,905
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 2027	895	799

The Tax-Exempt Fund of California — Page 11 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	$1,010	$1,218
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	500	601
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,269
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	970	1,031
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,455	1,603
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	890	1,102
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	920	1,135
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	1,180	1,436
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2036	1,155	1,451
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2037	1,150	1,440
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2038	515	642
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	2,300	1,911
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	7,229
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2030	1,300	1,508
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2031	1,200	1,386
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2032	1,065	1,308
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2033	1,080	1,321
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2034	1,355	1,651
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2035	1,515	1,843
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2037	1,875	2,267
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2038	2,075	2,500
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2035	1,000	665
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2038	1,250	743
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	925	1,040
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.496% 2034 (put 2021)2	11,675	11,693
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 2034	800	925
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2024	255	295
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2025	530	630
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2036	2,010	2,369
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 2049	2,500	2,875
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 2043	2,000	2,282
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2030	225	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2031	265	312
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2032	275	322
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2033	265	309
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2029	675	868
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2023	1,000	1,125
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 2045	850	990

The Tax-Exempt Fund of California — Page 12 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Eastern Municipal Water Dist., Rev. Ref. Water and Wastewater Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.70 + 0.30%) 1.546% 2030 (put 2021)2	$4,770	$4,775
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,500	1,653
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2025	2,585	2,846
El Monte Union High School Dist., G.O. Bonds, 2018 Election, Series 2019-A, 5.00% 2049	3,300	3,998
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,193
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,190
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,185
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,184
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2020	250	254
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,788
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	5,460
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	9,359
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,121
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,358
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	1,040	1,210
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,895
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	2,535	2,707
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	1,500	1,722
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,371
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 2041	5,760	6,528
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, Capital Appreciation Bonds, Series 2004-B, National insured, 0% 2026	1,000	906
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2039	1,000	1,132
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	8,715	9,829
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2007-A, National insured, 0% 2031	1,865	1,500
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,368
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,255	1,485
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	2,000	1,400
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	5,275	6,362
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 2053	3,500	3,837
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,995
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	2,220	2,592
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 2044	1,000	1,166
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 2049	1,550	1,798
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,245
Fresno Unified School Dist., G.O. Bonds, Series 2016-A, 4.00% 2034	3,000	3,463
Fresno Unified School Dist., G.O. Bonds, Series 2018-A, 5.00% 2039	1,830	2,221
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2029	1,500	1,852

The Tax-Exempt Fund of California — Page 13 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 4.00% 2023	$500	$560
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2031	150	182
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2032	160	194
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2044	1,125	1,337
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2049	1,430	1,690
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	7,000	5,431
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2019-I2, 4.00% 2044	6,750	7,910
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2047	4,555	5,148
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	9,928
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2040	1,000	1,252
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	259
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,220	1,416
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	619
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	664
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	400
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2039	1,850	2,096
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 2030	1,250	1,422
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 2031	1,250	1,413
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2031	435	541
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2033	1,250	1,540
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2034	500	614
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2035	415	508
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2038	1,000	1,210
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2029	230	280
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2030	500	604
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2033	500	598
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2034	685	818
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2036	800	951
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2038	650	769
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	3,024
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,114
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	915
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	440
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,773

The Tax-Exempt Fund of California — Page 14 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	$550	$651
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	766
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,176
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	3,116
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	5,250	6,103
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	1,250	1,496
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2020	1,000	1,019
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	943
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	812
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,188
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,662
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	3,058
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,990
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2031	1,500	1,750
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	931
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,144
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,840	2,185
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,518
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	415
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	483
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	689
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	670
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	466
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	635	842
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	680	896
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	1,155	1,506
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,262
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,340
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2023	1,000	1,125
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2024	2,000	2,315
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2029	200	246
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	454
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2031	420	513
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2032	450	548
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2032	175	213
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2033	245	298
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	303

The Tax-Exempt Fund of California — Page 15 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	$250	$302
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	422
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	324
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,374
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,665	1,949
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	981
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	967
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	1,500	1,780
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2038	550	632
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2039	635	728
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2032	365	463
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2034	435	549
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2035	250	314
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2036	270	338
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2044	1,200	1,402
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2049	3,000	3,479
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2054	6,670	7,584
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,370
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,155
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2043	1,165	1,360
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2048	2,265	2,630
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 2048	1,815	2,108
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2028	2,130	2,430
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2029	1,000	1,176
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2032	1,515	1,771
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2034	2,150	2,509
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036	1,350	1,433
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2024	415	479
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,170	1,384
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2029	4,570	5,357
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,375	1,588
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2025	260	319
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2026	435	548
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2027	600	774
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2028	400	514

The Tax-Exempt Fund of California — Page 16 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2029	$480	$614
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2030	500	636
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02 (Improvement Area Number B), Series 2019, BAM insured, 5.00% 2035	100	128
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02 (Improvement Area Number B), Series 2019, BAM insured, 5.00% 2036	170	217
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02 (Improvement Area Number B), Series 2019, BAM insured, 5.00% 2037	180	229
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02 (Improvement Area Number B), Series 2019, BAM insured, 5.00% 2038	150	190
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02 (Improvement Area Number B), Series 2019, BAM insured, 5.00% 2039	120	152
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02 (Improvement Area Number B), Series 2019, BAM insured, 5.00% 2047	2,250	2,790
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,299
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,310
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,073
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,073
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2031	1,210	1,501
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,750	2,166
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,350	1,667
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 2043	500	602
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2034	1,125	1,298
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	1,225	1,398
Long Beach Community College Dist., G.O. Bonds, 2008 Election, Series 2012-B, 5.00% 2026 (preref. 2022)	3,575	3,961
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2045	1,000	1,154
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2049	1,000	1,148
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 2040	3,655	4,451
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 4.00% 2031	3,720	4,350
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2026	1,000	1,176
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2027	2,000	2,343
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	1,700	1,986
City of Los Angeles, Community Redev. Agcy., Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,261
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,012
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,491
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,852
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,131
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	1,000	1,205
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,188
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,772

The Tax-Exempt Fund of California — Page 17 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	$2,395	$2,909
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	605
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,248
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,240
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,237
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,544
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,233
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,721
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,580
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,682
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,808
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	2,880	3,529
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	6,325
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	4,333
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	7,562
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	3,036
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,024
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2045	2,000	2,535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	6,300
City of Los Angeles, Harbor Dept., Rev. Bonds, Series 2014-B, AMT, 5.00% 2032	3,000	3,488
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	1,460	1,548
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2021	1,000	1,061
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,800	2,043
City of Los Angeles, Housing Auth., Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.375% 2039	2,000	2,007
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,199
County of Los Angeles, Sanitation Dist. Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14), Series 2015-A, 5.00% 2032	2,000	2,400
Los Angeles County Facs. Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	1,000	1,249
Los Angeles County Facs. Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2051	1,500	1,848
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2032	1,465	1,875

The Tax-Exempt Fund of California — Page 18 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-M-1, 5.25% 2042	$3,115	$3,939
Los Angeles Unified School Dist., G.O. Bonds, Series 2018-B-1, BAM insured, 5.00% 2029	1,115	1,455
Los Rios Community College Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2012, 5.00% 2028	3,000	3,314
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 2049	4,725	5,370
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	3,419
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2032	430	481
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2033	470	524
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2034	515	573
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	1,000	1,177
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2038	1,100	1,282
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,065	2,489
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	560	674
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2034	1,095	1,330
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2035	1,465	1,772
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2036	1,290	1,555
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2033	2,505	2,935
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 2028	1,500	1,280
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	3,165	3,653
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	2,000	1,294
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 2045	1,355	1,529
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 2044	820	974
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 2050	1,500	1,773
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2028	1,090	1,314
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2030	1,280	1,528
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2032	1,480	1,758
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2034	1,720	2,036
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2035	925	1,093
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,404
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 2049	2,000	2,313
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,388
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,099
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,097
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,258
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2030	1,250	1,543
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2021	1,000	1,041
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2025	2,795	3,314
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	400	487
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	300	363
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2028	3,320	4,009
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2029	3,520	4,234

The Tax-Exempt Fund of California — Page 19 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2030	$1,750	$2,092
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,790	3,351
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 2032	1,000	1,226
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 2047	4,000	4,506
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Rev. Ref. Bonds, Series 2017, BAM insured, 5.00% 2033	1,000	1,238
Oak Park Unified School Dist., G.O. Bonds, 2016 Election, Series 2018-B, 5.00% 2047	1,095	1,349
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	6,250	7,797
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2013, 6.625% 2038 (preref. 2021)	1,200	1,306
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,250	1,495
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031	1,500	1,789
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040	5,550	6,510
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 2040	6,000	6,242
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	1,340	1,721
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	2,015	2,527
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	4,013
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,464
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,162
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2024	2,225	2,629
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,483
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,622
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2021	1,250	1,311
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,100	2,280
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2022	1,645	1,819
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2023	4,825	5,516
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2024	2,570	3,034
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2028	500	633
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2029	250	315
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2033	1,000	1,166
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2034	1,000	1,161
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2035	1,000	1,155
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2044	1,000	1,165
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2049	2,000	2,319
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2024	820	904
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025	1,720	1,897
County of Orange, Community Facs. Dist. No. 2004-1 (Ladera Ranch), Special Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,255
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	980	1,148
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,365	1,581
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	660	761
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2042	5,000	6,050

The Tax-Exempt Fund of California — Page 20 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	$7,210	$8,654
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2036	2,000	2,488
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	5,160	6,286
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	2,740	2,792
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,851
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2031	1,000	1,231
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2032	1,000	1,228
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,975	3,581
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2038	1,190	745
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2039	240	145
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2032	255	193
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2037	1,600	1,039
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2038	1,505	942
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2039	840	508
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,000	3,581
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,192
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2039	1,320	1,528
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	2,275	2,668
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,165
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,151
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,148
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2030 (preref. 2020)	1,500	1,558
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	2,585	2,684
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,587
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	6,550	5,495
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,361
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2036	2,250	2,557
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2028	915	1,071
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	10,687
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2024	990	1,141
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2025	940	1,113
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2029	1,265	1,557
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2033	1,480	1,793
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2035	1,000	1,206

The Tax-Exempt Fund of California — Page 21 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2037	$1,325	$1,589
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	1,325	1,522
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	3,068
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2033	2,885	3,304
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,490	1,704
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	2,000	2,263
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2030	1,590	2,159
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2031	500	689
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2012, BAM insured, 5.00% 2033	975	1,073
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2012, BAM insured, 5.00% 2036	515	566
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2034	990	1,218
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	990	1,129
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,345	1,568
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,600	1,857
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	995	1,151
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	995	1,149
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	990	1,207
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2033	1,225	1,481
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,845	2,277
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 2035	3,500	2,543
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 20391	1,370	1,421
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 20491	1,900	1,964
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	551
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,780
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,181
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	4,065	4,763
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,250	1,622
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,250	1,611
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	657
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,641
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2032	1,360	1,802
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2033	1,065	1,405
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2034	1,505	1,978
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	2,455	2,857
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	874
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2043	3,035	3,482

The Tax-Exempt Fund of California — Page 22 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	$6,000	$6,867
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 2040	4,685	5,298
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.15%) 1.07% 2035 (put 2020)2	3,000	3,000
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 2031	2,500	3,023
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,605	1,783
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2016-A, BAM insured, 5.00% 2026	2,500	3,055
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,445
County of Riverside, Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,808
County of Riverside, Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	3,000	3,363
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,100	1,296
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2033	2,315	2,718
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2034	1,500	1,758
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	890	1,041
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2044	4,690	5,700
Romoland School Dist., Special Tax Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 2039	990	1,183
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2027	250	309
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2028	360	443
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2030	760	928
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2031	830	1,010
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2032	900	1,093
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2033	975	1,181
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2034	855	1,033
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2035	1,140	1,374
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2037	1,000	1,199
Romoland School Dist., Special Tax Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2041	1,255	1,493
City of Roseville, Community Facs. Dist. No. 1 (Fiddyment Ranch), Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2031	1,000	1,219
City of Roseville, Community Facs. Dist. No. 1 (Fiddyment Ranch), Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	1,635	1,986
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2038	1,650	1,932

The Tax-Exempt Fund of California — Page 23 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2023	$1,000	$1,124
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,005	1,163
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	593
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2027	230	272
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,000	1,180
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	500	585
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	2,000	2,328
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,292
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,777
City of Sacramento, Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020 (escrowed to maturity)	995	1,013
City of Sacramento, Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021 (escrowed to maturity)	900	958
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas), Special Tax Bonds, Series 2016, 5.00% 2041	235	274
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas), Special Tax Bonds, Series 2016, 5.00% 2046	1,750	2,034
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 2030	1,250	1,408
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2025	2,565	2,940
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	1,000	1,003
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	5,110
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	460	470
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036 (preref. 2020)	540	553
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	1,875	1,917
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042 (preref. 2020)	1,125	1,153
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,220
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	2,200	2,661
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2033	3,000	3,750
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2034	3,000	3,742
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2035	4,000	4,978
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 2040	1,960	2,333
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 2040	1,090	1,274
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.812% 20352	13,500	13,056
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.827% 20342	5,000	4,836
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2041	1,000	1,203
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2028	1,250	1,565
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 2028	6,525	5,525

The Tax-Exempt Fund of California — Page 24 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Counties of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	$3,750	$4,231
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2043	1,860	2,170
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2048	1,775	2,059
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,142
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,414
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2042	2,175	2,508
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	11,891
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2030	250	291
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2031	490	570
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2032	495	575
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2028	875	929
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2029	1,400	1,486
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2037	975	1,144
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2024	3,750	4,334
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2025	2,000	2,388
County of San Diego, Association of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2026	5,250	6,453
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), Series 2010, 5.125% 2040 (preref. 2020)	3,000	3,052
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), Series 2010, 5.25% 2030 (preref. 2020)	2,000	2,036
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2032	125	143
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2032	100	115
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2033	100	114
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2034	265	303
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2034	100	114
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2035	125	142
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2036	635	721
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2036	170	193
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2037	175	198

The Tax-Exempt Fund of California — Page 25 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2038	$855	$966
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2039	410	462
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2040	475	535
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2040	100	113
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2045	1,000	1,120
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2045	550	616
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2050	1,100	1,226
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1 Special Tax Bonds, Series 2020-A, 4.00% 2050	1,000	1,115
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2037	1,000	1,201
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2049	2,000	2,539
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,018
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,226
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,260
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2047	1,000	1,202
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,475
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	3,066
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	919
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	917
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,500	1,816
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	760	937
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2027	750	946
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2028	1,000	1,286
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	1,255	1,644
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2030	1,785	2,325
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2049	7,750	9,634
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 2048	3,000	3,586
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2032	2,910	3,415
San Diego Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-C, 5.00% 2035	2,000	2,270
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 2047	2,000	2,302
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	4,000	4,699
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2032	1,000	1,171
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040	2,995	3,024
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040 (preref. 2020)	5	5
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,746
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	10,000	12,366
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 4.00% 2050	2,000	2,258

The Tax-Exempt Fund of California — Page 26 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2036	$2,250	$2,865
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	3,500	4,322
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-F, 5.00% 2050	2,000	2,514
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-H, AMT, 5.00% 2026	5,545	6,825
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,762
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,090
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,087
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,709
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,410
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,588
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	1,000	1,259
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2036	4,230	5,386
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2044	3,500	4,359
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-H, AMT, 5.00% 2025	3,995	4,784
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co. LLC), Series 2019-A, AMT, 5.00% 2027	2,000	2,495
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 2038	2,000	2,252
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	7,413
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033 (preref. 2021)	500	530
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041 (preref. 2021)	1,875	1,986
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033 (preref. 2021)	810	860
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	2,500	2,653
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,393
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2031	425	521
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2033	1,000	1,215
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 2041	2,100	2,485
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	1,510	1,644
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2028	1,400	1,521

The Tax-Exempt Fund of California — Page 27 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2039	$4,355	$4,838
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,860	4,274
City of San Francisco, Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,404
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	900	1,085
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2028	380	469
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2030	200	244
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2031	550	670
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2033	750	909
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2044	2,400	2,851
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2049	2,650	3,130
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2034	765	882
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2035	200	230
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,300	2,674
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,379
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,119
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,086
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,433
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,211
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,800
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	11,897
San Jose Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-E, 4.00% 2042	5,000	5,727
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 2032	375	480
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 2033	355	453
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	900	1,041
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	150	180
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,000	2,443
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,115	2,669
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2035	1,280	1,612
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 2043	5,000	5,872
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,000	2,305
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	2,450	2,595
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,124
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,340
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Capital Appreciation Bonds, Series 2011, 0% 2025 (preref. 2021)	4,000	2,921
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2022	1,135	1,102
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	835	962
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2029	2,150	2,456
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2038	460	517
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 2032	2,000	2,117

The Tax-Exempt Fund of California — Page 28 of 34

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Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2036	$1,250	$1,337
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2042	2,500	2,672
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2044	2,500	2,878
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 3.00% 2036	250	258
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 3.00% 2037	185	190
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 3.00% 2038	270	276
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 3.125% 2039	165	170
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2027	195	241
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2028	205	253
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2034	350	424
City of Santee, Community Facs. Dist. Number 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2049	1,940	2,293
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2033	1,240	1,454
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2041	3,720	4,296
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2046	3,495	4,016
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2022	1,000	1,109
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	2,000	2,155
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	3,803
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2031	1,250	1,529
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2032	1,750	2,136
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2035	2,000	2,417
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2035	500	576
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2024	500	592
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2028	1,000	1,177
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	4,000	4,861
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,417
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 2043	4,290	4,872
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2047	4,750	5,182
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	5,000	5,945
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,075	2,456
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,000	1,178
Temecula Valley Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2015, BAM insured, 5.00% 2050	1,000	1,156
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,195
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,500	1,791
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,189

The Tax-Exempt Fund of California — Page 29 of 34

unaudited

Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	$2,065	$2,453
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,600	1,870
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2045	1,400	1,547
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	525	554
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 2031	3,265	3,458
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,301
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2028	455	573
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2030	535	682
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2032	1,000	1,269
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,380	1,741
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2030	260	317
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2031	290	352
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2032	300	364
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2033	335	405
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2034	400	483
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2035	440	530
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2036	485	583
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2037	530	636
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2038	575	688
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2044	870	1,033
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2049	1,500	1,772
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2034	2,235	2,523
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2035	1,320	1,486
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,070	3,201
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2036	2,000	2,468
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 2035	250	271
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,750	3,210
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,186
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,135	1,345

The Tax-Exempt Fund of California — Page 30 of 34

unaudited

Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	$750	$859
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-1A, 5.00% 2029	1,000	1,173
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-1A, 5.00% 2030	1,535	1,795
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2028	3,000	3,530
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2038	2,500	2,943
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	7,000	3,213
Upland Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2030	4,625	3,824
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 2046	2,120	2,524
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2045	1,550	1,698
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,323
Victor Elementary School Dist., Community Facs. Dist. No. 2005-1, Special Tax Bonds, Series 2018, 5.00% 2046	1,250	1,467
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2031	1,000	1,154
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	3,630	4,124
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2036	1,665	1,883
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	3,800	4,282
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,524
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	1,400	1,424
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 5.00% 2042	1,000	1,180
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 2036	6,000	4,163
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,313
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,855
City of West Hollywood, Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,250	1,383
West Sacramento Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2026	410	494
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 2042	1,150	1,292
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	600	734
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,240	1,508
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2031	3,105	3,549
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2035	2,220	2,510
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2025	1,640	1,530
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	11,163
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 2032	2,000	1,546
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2033	1,380	1,634

The Tax-Exempt Fund of California — Page 31 of 34

unaudited

Bonds, notes & other debt instruments (continued) California (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2038	$1,575	$1,842
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2044	1,600	1,862
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2048	1,800	2,088
County of Yuba, Community Facs. Dist. No. 2004-1 (Edgewater), Special Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 3.00% 2023	435	466
County of Yuba, Community Facs. Dist. No. 2004-1 (Edgewater), Special Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 2024	350	396
		1,598,184
Guam 0.47%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2019-A, AMT, 5.00% 2022	1,500	1,639
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	825	931
G.O. Bonds, Series 2019, AMT, 5.00% 2031	1,795	2,158
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,238
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2037	400	483
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,300	1,535
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	1,200	1,412
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	1,000	1,168
		13,564
Puerto Rico 0.80%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,240
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2021	500	514
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,366
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)3	170	220
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	5,000	5,441
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	4,000	4,508
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,500	1,492
		22,781
United States 0.67%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class CA, 3.35% 2033	15,420	17,009
Freddie Mac, Multi Family Certificates, Series 2019-M-049, 3.05% 2034	1,990	2,162
		19,171
Total bonds, notes & other debt instruments (cost: $2,450,656,000)		2,619,125
Short-term securities 7.74%
Chula Vista Elementary School Dist., G.O. Bond Anticipation Notes, Series 2019, 0% 2023	3,500	3,390
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.16% 20352	32,765	32,765
G.O. Bonds, Series 2004-B-6, 1.07% 20342	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 1.12% 20352	9,335	9,335
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 1.16% 20352	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 1.16% 20352	8,000	8,000

The Tax-Exempt Fund of California — Page 32 of 34

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 1.15% 20492	$16,000	$16,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	18,600	18,919
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2000-B-3, 1.16% 20352	3,000	3,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.12% 20372	18,165	18,165
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.12% 20372	21,210	21,210
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 1.19% 20292	2,960	2,960
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.16% 20252	7,650	7,650
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.16% 20422	1,400	1,400
County of Riverside, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	450	458
City of Sacramento, Municipal Utility Dist., IAM Commercial Paper, Series 2020-M-1, 1.02% 3/11/2020	3,000	3,000
County of San Diego, Water Auth., IAM Commercial Paper, Series 2020, 1.10% 3/5/2020	4,000	4,000
South Bay Union School Dist., G.O. Anticipation Notes, Capital Appreciation Notes, Series 2019, 0% 2022	2,000	1,944
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.16% 20242	12,035	12,035
City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	9,750	9,774
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.12% 20482	12,880	12,880
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 0.82% 5/11/2020	3,000	3,000
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	4,850	4,850
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-1, 0.77% 2/19/2020	6,000	6,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 2/28/2020	15,000	15,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 3/4/2020	2,000	2,000
Total short-term securities (cost: $221,583,000)		221,735
Total investment securities 99.21% (cost: $2,672,239,000)		2,840,860
Other assets less liabilities 0.79%		22,560
Net assets 100.00%		$2,863,420

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount4 (000)	Value at 1/31/20205 (000)	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	175	April 2020	$35,000	$37,863	$137
5 Year U.S. Treasury Note Futures	Long	1,575	April 2020	157,500	189,505	1,909
10 Year Ultra U.S. Treasury Note Futures	Short	111	March 2020	(11,100)	(16,168)	(387)
						$1,659

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,830,000, which represented 3.98% of the net assets of the fund.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Step bond; coupon rate may change at a later date.
4	Notional amount is calculated based on the number of contracts and notional contract size.
5	Value is calculated based on the notional amount and current market price.

The Tax-Exempt Fund of California — Page 33 of 34

unaudited

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-020-0320O-S73174	The Tax-Exempt Fund of California — Page 34 of 34

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2020